Eaton Vance

Senior Floating-Rate Trust

July 31, 2020

PORTFOLIO OF INVESTMENTS (Unaudited)

Senior Floating-Rate Loans — 142.3%(1)

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Aerospace and Defense — 3.1%
Aernnova Aerospace S.A.U.
Term Loan, 3.00%, (3 mo. EURIBOR + 3.00%), Maturing February 22, 2027	EUR	102	$95,859
Term Loan, 3.00%, (3 mo. EURIBOR + 3.00%), Maturing February 26, 2027	EUR	398	373,849
AI Convoy (Luxembourg) S.a.r.l.
Term Loan, 3.75%, (6 mo. EURIBOR + 3.75%), Maturing January 17, 2027	EUR	400	456,603
Term Loan, 4.65%, (6 mo. USD LIBOR + 3.50%), Maturing January 17, 2027		673	655,638
Dynasty Acquisition Co., Inc.
Term Loan, 3.81%, (3 mo. USD LIBOR + 3.50%), Maturing April 6, 2026		1,020	823,587
Term Loan, 3.81%, (3 mo. USD LIBOR + 3.50%), Maturing April 6, 2026		1,896	1,531,344
IAP Worldwide Services, Inc.
Revolving Loan, 1.38%, (3 mo. USD LIBOR + 5.50%), Maturing July 19, 2021(2)		311	299,094
Term Loan - Second Lien, 8.00%, (3 mo. USD LIBOR + 6.50%, Floor 1.50%), Maturing July 18, 2021(3)		405	314,170
TransDigm, Inc.
Term Loan, 2.41%, (1 mo. USD LIBOR + 2.25%), Maturing August 22, 2024		2,513	2,361,429
Term Loan, 2.41%, (1 mo. USD LIBOR + 2.25%), Maturing December 9, 2025		7,293	6,840,197
WP CPP Holdings, LLC
Term Loan, 4.50%, (USD LIBOR + 3.50%, Floor 1.00%), Maturing April 30, 2025(4)		1,870	1,608,335

			$15,360,105

Air Transport — 1.2%
Delta Air Lines, Inc.
Term Loan, 5.75%, (3 mo. USD LIBOR + 4.75%, Floor 1.00%), Maturing April 29, 2023		1,975	$1,951,958
JetBlue Airways Corporation
Term Loan, 6.25%, (3 mo. USD LIBOR + 5.25%, Floor 1.00%), Maturing June 12, 2024		3,000	2,967,750
Mileage Plus Holdings, LLC
Term Loan, 6.25%, (3 mo. USD LIBOR + 5.25%, Floor 1.00%), Maturing June 25, 2027		750	750,364

			$5,670,072

Automotive — 3.5%
Adient US, LLC
Term Loan, 4.49%, (USD LIBOR + 4.25%), Maturing May 6, 2024(4)		1,386	$1,370,696
American Axle and Manufacturing, Inc.
Term Loan, 3.00%, (1 mo. USD LIBOR + 2.25%, Floor 0.75%), Maturing April 6, 2024		2,692	2,626,761
Autokiniton US Holdings, Inc.
Term Loan, 6.54%, (1 mo. USD LIBOR + 6.38%), Maturing May 22, 2025		760	725,323

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Bright Bidco B.V.
Term Loan, 4.57%, (6 mo. USD LIBOR + 3.50%), Maturing June 30, 2024		1,480	$582,906
Chassix, Inc.
Term Loan, 6.50%, (3 mo. USD LIBOR + 5.50%, Floor 1.00%), Maturing November 15, 2023		1,316	997,059
Clarios Global, L.P.
Term Loan, 3.67%, (1 mo. USD LIBOR + 3.50%), Maturing April 30, 2026		3,424	3,353,057
Dayco Products, LLC
Term Loan, 4.61%, (3 mo. USD LIBOR + 4.25%), Maturing May 19, 2023		994	629,691
Garrett LX III S.a.r.l.
Term Loan, 3.50%, (3 mo. EURIBOR + 3.50%), Maturing September 27, 2025	EUR	368	410,632
Term Loan, 3.54%, (3 mo. USD LIBOR + 3.25%), Maturing September 27, 2025		246	230,273
IAA, Inc.
Term Loan, 2.44%, (1 mo. USD LIBOR + 2.25%), Maturing June 28, 2026		556	547,968
Tenneco, Inc.
Term Loan, 3.16%, (1 mo. USD LIBOR + 3.00%), Maturing October 1, 2025		3,423	2,983,607
Thor Industries, Inc.
Term Loan, 3.94%, (1 mo. USD LIBOR + 3.75%), Maturing February 1, 2026		991	978,979
TI Group Automotive Systems, LLC
Term Loan, 3.25%, (1 mo. USD LIBOR + 2.50%, Floor 0.75%), Maturing June 30, 2022		897	876,475
Term Loan, 3.50%, (3 mo. EURIBOR + 2.75%, Floor 0.75%), Maturing June 30, 2022	EUR	762	870,671

			$17,184,098

Beverage and Tobacco — 0.5%
Arterra Wines Canada, Inc.
Term Loan, 3.75%, (3 mo. USD LIBOR + 2.75%, Floor 1.00%), Maturing December 15, 2023		2,417	$2,394,118

			$2,394,118

Brokerage/Securities Dealers/Investment Houses — 0.7%
Advisor Group, Inc.
Term Loan, 5.16%, (1 mo. USD LIBOR + 5.00%), Maturing July 31, 2026		3,195	$3,023,620
OZ Management L.P.
Term Loan, 4.94%, (1 mo. USD LIBOR + 4.75%), Maturing April 10, 2023		22	22,017
Resolute Investment Managers, Inc.
Term Loan - Second Lien, 8.50%, (3 mo. USD LIBOR + 7.50%, Floor 1.00%), Maturing April 30, 2023		550	517,000

			$3,562,637

Building and Development — 4.4%
ACProducts, Inc.
Term Loan, 7.50%, (6 mo. USD LIBOR + 6.50%, Floor 1.00%), Maturing August 18, 2025		398	$394,767
Advanced Drainage Systems, Inc.
Term Loan, 2.44%, (1 mo. USD LIBOR + 2.25%), Maturing July 31, 2026		299	296,729
American Builders & Contractors Supply Co., Inc.
Term Loan, 2.16%, (1 mo. USD LIBOR + 2.00%), Maturing January 15, 2027		2,283	2,223,184
APi Group DE, Inc.
Term Loan, 2.66%, (1 mo. USD LIBOR + 2.50%), Maturing October 1, 2026		1,393	1,370,364

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Beacon Roofing Supply, Inc.
Term Loan, 2.41%, (1 mo. USD LIBOR + 2.25%), Maturing January 2, 2025		562	$547,367
Brookfield Property REIT, Inc.
Term Loan, 2.66%, (1 mo. USD LIBOR + 2.50%), Maturing August 27, 2025		933	779,701
Core & Main L.P.
Term Loan, 3.75%, (USD LIBOR + 2.75%, Floor 1.00%), Maturing August 1, 2024(4)		1,050	1,023,994
CPG International, Inc.
Term Loan, 4.75%, (12 mo. USD LIBOR + 3.75%, Floor 1.00%), Maturing May 5, 2024		1,063	1,059,543
Cushman & Wakefield U.S. Borrower, LLC
Term Loan, 2.91%, (1 mo. USD LIBOR + 2.75%), Maturing August 21, 2025		5,319	5,108,062
LSF11 Skyscraper Holdco S.a.r.l.
Term Loan, Maturing July 10, 2027(5)	EUR	975	1,135,581
NCI Building Systems, Inc.
Term Loan, 3.93%, (1 mo. USD LIBOR + 3.75%), Maturing April 12, 2025		737	725,482
Quikrete Holdings, Inc.
Term Loan, 2.66%, (1 mo. USD LIBOR + 2.50%), Maturing February 1, 2027		1,964	1,904,752
RE/MAX International, Inc.
Term Loan, 3.50%, (3 mo. USD LIBOR + 2.75%, Floor 0.75%), Maturing December 15, 2023		1,798	1,761,644
Realogy Group, LLC
Term Loan, 3.00%, (1 mo. USD LIBOR + 2.25%, Floor 0.75%), Maturing February 8, 2025		550	522,731
Werner FinCo L.P.
Term Loan, 5.00%, (1 mo. USD LIBOR + 4.00%, Floor 1.00%), Maturing July 24, 2024		1,070	1,033,014
WireCo WorldGroup, Inc.
Term Loan, 6.07%, (6 mo. USD LIBOR + 5.00%), Maturing September 30, 2023		871	741,930
Term Loan - Second Lien, 10.07%, (6 mo. USD LIBOR + 9.00%), Maturing September 30, 2024		1,175	898,875

			$21,527,720

Business Equipment and Services — 11.1%
Adtalem Global Education, Inc.
Term Loan, 3.16%, (1 mo. USD LIBOR + 3.00%), Maturing April 11, 2025		368	$353,719
Airbnb, Inc.
Term Loan, 8.50%, (3 mo. USD LIBOR + 7.50%, Floor 1.00%), Maturing April 17, 2025		775	821,500
AlixPartners, LLP
Term Loan, 2.66%, (1 mo. USD LIBOR + 2.50%), Maturing April 4, 2024		2,603	2,552,110
Term Loan, 3.25%, (3 mo. EURIBOR + 3.25%), Maturing April 4, 2024	EUR	716	827,526
Allied Universal Holdco, LLC
Term Loan, 4.41%, (1 mo. USD LIBOR + 4.25%), Maturing July 10, 2026		1,692	1,672,998
Amentum Government Services Holdings, LLC
Term Loan, 4.16%, (1 mo. USD LIBOR + 4.00%), Maturing February 1, 2027		925	922,109
AppLovin Corporation
Term Loan, 3.66%, (1 mo. USD LIBOR + 3.50%), Maturing August 15, 2025		3,104	3,084,626
Term Loan, 4.16%, (1 mo. USD LIBOR + 4.00%), Maturing August 15, 2025		648	644,323

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
Belfor Holdings, Inc.
Term Loan, 4.16%, (1 mo. USD LIBOR + 4.00%), Maturing April 6, 2026	495	$493,762
BidFair MergeRight, Inc.
Term Loan, 6.50%, (1 mo. USD LIBOR + 5.50%, Floor 1.00%), Maturing January 15, 2027	595	570,629
Bracket Intermediate Holding Corp.
Term Loan, 4.55%, (3 mo. USD LIBOR + 4.25%), Maturing September 5, 2025	860	813,479
Brand Energy & Infrastructure Services, Inc.
Term Loan, 5.25%, (3 mo. USD LIBOR + 4.25%, Floor 1.00%), Maturing June 21, 2024	509	467,428
Cardtronics USA, Inc.
Term Loan, 5.00%, (1 mo. USD LIBOR + 4.00%, Floor 1.00%), Maturing June 25, 2027	550	549,083
CCC Information Services, Inc.
Term Loan, 4.00%, (1 mo. USD LIBOR + 3.00%, Floor 1.00%), Maturing April 29, 2024	2,963	2,937,665
Ceridian HCM Holding, Inc.
Term Loan, 2.61%, (1 week USD LIBOR + 2.50%), Maturing April 30, 2025	903	879,277
CM Acquisition Co.
Term Loan, 11.00%, (3 mo. USD LIBOR + 10.00%, Floor 1.00%), Maturing July 26, 2023	151	144,541
Deerfield Dakota Holding, LLC
Term Loan, 4.75%, (1 mo. USD LIBOR + 3.75%, Floor 1.00%), Maturing April 9, 2027	2,025	1,999,898
EAB Global, Inc.
Term Loan, 4.75%, (USD LIBOR + 3.75%, Floor 1.00%), Maturing November 15, 2024(4)	1,246	1,201,134
EIG Investors Corp.
Term Loan, 4.75%, (3 mo. USD LIBOR + 3.75%, Floor 1.00%), Maturing February 9, 2023	2,799	2,779,753
Element Materials Technology Group US Holdings, Inc.
Term Loan, 4.50%, (3 mo. USD LIBOR + 3.50%, Floor 1.00%), Maturing June 28, 2024	366	344,149
Garda World Security Corporation
Term Loan, 4.93%, (1 mo. USD LIBOR + 4.75%), Maturing October 30, 2026	1,408	1,398,801
IG Investment Holdings, LLC
Term Loan, 5.00%, (3 mo. USD LIBOR + 4.00%, Floor 1.00%), Maturing May 23, 2025	2,562	2,447,985
Illuminate Buyer, LLC
Term Loan, 4.31%, (3 mo. USD LIBOR + 4.00%), Maturing June 16, 2027	775	768,219
IRI Holdings, Inc.
Term Loan, 4.61%, (3 mo. USD LIBOR + 4.25%), Maturing December 1, 2025	1,970	1,923,212
Iron Mountain, Inc.
Term Loan, 1.91%, (1 mo. USD LIBOR + 1.75%), Maturing January 2, 2026	831	801,794
KAR Auction Services, Inc.
Term Loan, 2.44%, (1 mo. USD LIBOR + 2.25%), Maturing September 19, 2026	596	576,891
KUEHG Corp.
Term Loan, 4.75%, (3 mo. USD LIBOR + 3.75%, Floor 1.00%), Maturing February 21, 2025	2,931	2,563,324
Term Loan - Second Lien, 9.25%, (3 mo. USD LIBOR + 8.25%, Floor 1.00%), Maturing August 18, 2025	400	324,667

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
LGC Group Holdings, Ltd.
Term Loan, 3.25%, (1 mo. EURIBOR + 3.25%), Maturing January 22, 2027	EUR	475	$545,072
Loire Finco Luxembourg S.a.r.l.
Term Loan, 3.67%, (1 mo. USD LIBOR + 3.50%), Maturing April 21, 2027		325	314,844
Monitronics International, Inc.
Term Loan, 7.75%, (1 mo. USD LIBOR + 6.50%, Floor 1.25%), Maturing March 29, 2024		1,419	1,099,815
PGX Holdings, Inc.
Term Loan, 6.25%, (3 mo. USD LIBOR + 5.25%, Floor 1.00%), Maturing September 29, 2023		1,108	714,568
Pre-Paid Legal Services, Inc.
Term Loan, 3.41%, (1 mo. USD LIBOR + 3.25%), Maturing May 1, 2025		444	430,737
Prime Security Services Borrower, LLC
Term Loan, 4.25%, (USD LIBOR + 3.25%, Floor 1.00%), Maturing September 23, 2026(4)		2,265	2,230,639
Red Ventures, LLC
Term Loan, 2.66%, (1 mo. USD LIBOR + 2.50%), Maturing November 8, 2024		1,385	1,336,523
Rockwood Service Corporation
Term Loan, 4.56%, (3 mo. USD LIBOR + 4.25%), Maturing January 23, 2027		474	470,259
Sabre GLBL, Inc.
Term Loan, 2.16%, (1 mo. USD LIBOR + 2.00%), Maturing February 22, 2024		927	851,661
SMG US Midco 2, Inc.
Term Loan, 2.73%, (USD LIBOR + 2.50%), Maturing January 23, 2025(4)		220	192,463
Speedster Bidco GmbH
Term Loan, 3.25%, (6 mo. EURIBOR + 3.25%), Maturing March 31, 2027	EUR	2,125	2,370,556
Spin Holdco, Inc.
Term Loan, 4.25%, (3 mo. USD LIBOR + 3.25%, Floor 1.00%), Maturing November 14, 2022		3,433	3,343,573
Techem Verwaltungsgesellschaft 675 mbH
Term Loan, 2.63%, (3 mo. EURIBOR + 2.63%), Maturing July 15, 2025	EUR	739	853,552
Tempo Acquisition, LLC
Term Loan, 2.91%, (1 mo. USD LIBOR + 2.75%), Maturing May 1, 2024		1,799	1,760,576
Vestcom Parent Holdings, Inc.
Term Loan, 5.07%, (6 mo. USD LIBOR + 4.00%), Maturing December 19, 2023		482	460,279
WASH Multifamily Laundry Systems, LLC
Term Loan, 4.25%, (1 mo. USD LIBOR + 3.25%, Floor 1.00%), Maturing May 14, 2022		243	233,431
West Corporation
Term Loan, 4.50%, (3 mo. USD LIBOR + 3.50%, Floor 1.00%), Maturing October 10, 2024		319	278,555
Term Loan, 5.00%, (3 mo. USD LIBOR + 4.00%, Floor 1.00%), Maturing October 10, 2024		1,048	924,752
Zephyr Bidco Limited
Term Loan, 4.32%, (1 mo. GBP LIBOR + 4.25%), Maturing July 23, 2025	GBP	700	869,831

			$54,146,288

Cable and Satellite Television — 4.5%
Altice France S.A.
Term Loan, 3.86%, (1 mo. USD LIBOR + 3.69%), Maturing January 31, 2026		735	$720,648
Term Loan, 4.17%, (1 mo. USD LIBOR + 4.00%), Maturing August 14, 2026		1,136	1,115,580

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
CSC Holdings, LLC
Term Loan, 2.42%, (1 mo. USD LIBOR + 2.25%), Maturing July 17, 2025		3,441	$3,336,424
Term Loan, 2.67%, (1 mo. USD LIBOR + 2.50%), Maturing April 15, 2027		1,228	1,195,451
Numericable Group S.A.
Term Loan, 2.91%, (1 mo. USD LIBOR + 2.75%), Maturing July 31, 2025		1,790	1,724,097
Term Loan, 3.00%, (3 mo. EURIBOR + 3.00%), Maturing July 31, 2025	EUR	435	491,888
Telenet Financing USD, LLC
Term Loan, 2.17%, (1 mo. USD LIBOR + 2.00%), Maturing April 30, 2028		3,725	3,587,972
UPC Broadband Holding B.V.
Term Loan, 2.42%, (1 mo. USD LIBOR + 2.25%), Maturing April 30, 2028		825	802,312
Term Loan, 2.50%, (6 mo. EURIBOR + 2.50%), Maturing April 30, 2029	EUR	725	835,392
Virgin Media Bristol, LLC
Term Loan, 2.67%, (1 mo. USD LIBOR + 2.50%), Maturing January 31, 2028		4,200	4,089,095
Virgin Media SFA Finance Limited
Term Loan, 2.50%, (6 mo. EURIBOR + 2.50%), Maturing January 31, 2029	EUR	1,200	1,377,495
Ziggo B.V.
Term Loan, 3.00%, (6 mo. EURIBOR + 3.00%), Maturing January 31, 2029	EUR	2,200	2,514,827

			$21,791,181

Chemicals and Plastics — 7.0%
Alpha 3 B.V.
Term Loan, 4.00%, (3 mo. USD LIBOR + 3.00%, Floor 1.00%), Maturing January 31, 2024		1,278	$1,261,539
Aruba Investments, Inc.
Term Loan, 5.25%, (6 mo. USD LIBOR + 4.25%, Floor 1.00%), Maturing July 7, 2025		1,075	1,076,344
Axalta Coating Systems US Holdings, Inc.
Term Loan, 2.06%, (3 mo. USD LIBOR + 1.75%), Maturing June 1, 2024		2,254	2,205,432
Chemours Company (The)
Term Loan, 2.50%, (3 mo. EURIBOR + 2.00%, Floor 0.50%), Maturing April 3, 2025	EUR	567	636,519
Emerald Performance Materials, LLC
Term Loan, 4.50%, (1 mo. USD LIBOR + 3.50%, Floor 1.00%), Maturing August 1, 2021		360	359,401
Ferro Corporation
Term Loan, 2.56%, (3 mo. USD LIBOR + 2.25%), Maturing February 14, 2024		314	309,918
Term Loan, 2.56%, (3 mo. USD LIBOR + 2.25%), Maturing February 14, 2024		321	316,655
Term Loan, 2.56%, (3 mo. USD LIBOR + 2.25%), Maturing February 14, 2024		411	405,585
Flint Group GmbH
Term Loan, 4.00%, (3 mo. USD LIBOR + 3.00%, Floor 1.00%), Maturing September 21, 2023		140	122,840
Flint Group US, LLC
Term Loan, 4.00%, (3 mo. USD LIBOR + 3.00%, Floor 1.00%), Maturing September 21, 2023		849	743,082
Gemini HDPE, LLC
Term Loan, 2.76%, (3 mo. USD LIBOR + 2.50%), Maturing August 7, 2024		1,951	1,904,447
H.B. Fuller Company
Term Loan, 2.19%, (1 mo. USD LIBOR + 2.00%), Maturing October 20, 2024		1,485	1,455,573

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Hexion, Inc.
Term Loan, 3.80%, (3 mo. USD LIBOR + 3.50%), Maturing July 1, 2026		718	$706,984
Term Loan, 4.00%, (3 mo. EURIBOR + 4.00%), Maturing July 1, 2026	EUR	1,450	1,627,965
INEOS Enterprises Holdings II Limited
Term Loan, 3.25%, (3 mo. EURIBOR + 3.25%), Maturing August 28, 2026	EUR	175	200,794
INEOS Enterprises Holdings US Finco, LLC
Term Loan, 4.50%, (3 mo. USD LIBOR + 3.50%, Floor 1.00%), Maturing August 28, 2026		204	200,083
INEOS Finance PLC
Term Loan, 2.50%, (2 mo. EURIBOR + 2.00%, Floor 0.50%), Maturing April 1, 2024	EUR	2,901	3,307,350
Messer Industries GmbH
Term Loan, 2.81%, (3 mo. USD LIBOR + 2.50%), Maturing March 1, 2026		1,383	1,360,611
Minerals Technologies, Inc.
Term Loan, 3.00%, (USD LIBOR + 2.25%, Floor 0.75%), Maturing February 14, 2024(4)		844	841,481
Momentive Performance Materials, Inc.
Term Loan, 3.42%, (1 mo. USD LIBOR + 3.25%), Maturing May 15, 2024		421	395,505
Orion Engineered Carbons GmbH
Term Loan, 2.25%, (3 mo. EURIBOR + 2.25%), Maturing July 25, 2024	EUR	735	833,519
Term Loan, 2.31%, (3 mo. USD LIBOR + 2.00%), Maturing July 25, 2024		1,092	1,065,968
PMHC II, Inc.
Term Loan, 4.50%, (12 mo. USD LIBOR + 3.50%, Floor 1.00%), Maturing March 31, 2025		1,583	1,386,760
PQ Corporation
Term Loan, 2.51%, (3 mo. USD LIBOR + 2.25%), Maturing February 7, 2027		2,219	2,163,211
Term Loan, Maturing February 7, 2027(5)		1,875	1,871,094
Pregis TopCo Corporation
Term Loan, 4.16%, (1 mo. USD LIBOR + 4.00%), Maturing July 31, 2026		597	586,552
Rohm Holding GmbH
Term Loan, 5.32%, (6 mo. USD LIBOR + 5.00%), Maturing July 31, 2026		373	323,215
Starfruit Finco B.V.
Term Loan, 3.18%, (1 mo. USD LIBOR + 3.00%), Maturing October 1, 2025		1,423	1,386,748
Term Loan, 3.25%, (3 mo. EURIBOR + 3.25%), Maturing October 1, 2025	EUR	425	485,845
Tronox Finance, LLC
Term Loan, 2.97%, (USD LIBOR + 2.75%), Maturing September 23, 2024(4)		2,846	2,772,675
Univar, Inc.
Term Loan, 2.41%, (1 mo. USD LIBOR + 2.25%), Maturing July 1, 2024		1,763	1,736,089
Venator Materials Corporation
Term Loan, 3.17%, (1 mo. USD LIBOR + 3.00%), Maturing August 8, 2024		365	348,276

			$34,398,060

Conglomerates — 0.0%(6)
Penn Engineering & Manufacturing Corp.
Term Loan, 3.75%, (1 mo. USD LIBOR + 2.75%, Floor 1.00%), Maturing June 27, 2024		198	$192,196

			$192,196

Containers and Glass Products — 3.6%
Berry Global, Inc.
Term Loan, 2.19%, (1 mo. USD LIBOR + 2.00%), Maturing July 1, 2026		916	$891,712
BWAY Holding Company
Term Loan, 3.52%, (3 mo. USD LIBOR + 3.25%), Maturing April 3, 2024		2,412	2,258,211

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Flex Acquisition Company, Inc.
Term Loan, 4.00%, (3 mo. USD LIBOR + 3.00%, Floor 1.00%), Maturing December 29, 2023		2,758	$2,675,367
Term Loan, 3.55%, (3 mo. USD LIBOR + 3.25%), Maturing June 29, 2025		1,394	1,331,423
Libbey Glass, Inc.
DIP Loan, 4.00%, (3 mo. USD LIBOR + 3.00%, Floor 1.00%), 2.00% cash, 2.00% PIK, Maturing November 30, 2020		118	121,176
DIP Loan, 11.69%, (3 mo. USD LIBOR + 11.00%), Maturing January 1, 2021(2)		250	251,225
Term Loan, 0.00%, Maturing April 9, 2021(7)		941	174,109
Pelican Products, Inc.
Term Loan, 4.50%, (3 mo. USD LIBOR + 3.50%, Floor 1.00%), Maturing May 1, 2025		588	556,395
Reynolds Consumer Products, Inc.
Term Loan, 1.91%, (1 mo. USD LIBOR + 1.75%), Maturing February 4, 2027		1,272	1,251,410
Reynolds Group Holdings, Inc.
Term Loan, 2.91%, (1 mo. USD LIBOR + 2.75%), Maturing February 5, 2023		5,159	5,071,990
Ring Container Technologies Group, LLC
Term Loan, 2.91%, (1 mo. USD LIBOR + 2.75%), Maturing October 31, 2024		802	781,561
Trident TPI Holdings, Inc.
Term Loan, 3.25%, (3 mo. EURIBOR + 3.25%), Maturing October 17, 2024	EUR	1,341	1,500,231
Term Loan, 4.07%, (6 mo. USD LIBOR + 3.00%), Maturing October 17, 2024		537	526,291

			$17,391,101

Cosmetics/Toiletries — 1.0%
Kronos Acquisition Holdings, Inc.
Term Loan, 5.00%, (1 mo. USD LIBOR + 4.00%, Floor 1.00%), Maturing May 15, 2023		3,430	$3,393,124
Term Loan, 8.00%, (1 mo. USD LIBOR + 7.00%, Floor 1.00%), Maturing May 15, 2023		1,481	1,481,250

			$4,874,374

Drugs — 7.4%
Aenova Holding GmbH
Term Loan, 5.00%, (6 mo. EURIBOR + 5.00%), Maturing March 6, 2025	EUR	200	$232,351
Akorn, Inc.
DIP Loan, 10.50%, (1 mo. USD LIBOR + 9.50%, Floor 1.00%), Maturing November 17, 2020		82	83,041
Term Loan, 15.50%, (1 mo. USD LIBOR + 14.50%, Floor 1.00%), 14.75% cash, 0.75% PIK, Maturing April 16, 2021		1,896	1,848,865
Albany Molecular Research, Inc.
Term Loan, 4.25%, (USD LIBOR + 3.25%, Floor 1.00%), Maturing August 30, 2024(4)		778	767,424
Term Loan - Second Lien, 8.00%, (3 mo. USD LIBOR + 7.00%, Floor 1.00%), Maturing August 30, 2025		500	484,167
Alkermes, Inc.
Term Loan, 2.44%, (1 mo. USD LIBOR + 2.25%), Maturing March 27, 2023		348	341,225
Amneal Pharmaceuticals, LLC
Term Loan, 3.69%, (1 mo. USD LIBOR + 3.50%), Maturing May 4, 2025		3,380	3,196,931
Arbor Pharmaceuticals, Inc.
Term Loan, 6.00%, (6 mo. USD LIBOR + 5.00%, Floor 1.00%), Maturing July 5, 2023		1,640	1,506,497

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Bausch Health Companies, Inc.
Term Loan, 3.18%, (1 mo. USD LIBOR + 3.00%), Maturing June 2, 2025		4,842	$4,772,372
Catalent Pharma Solutions, Inc.
Term Loan, 3.25%, (1 mo. USD LIBOR + 2.25%, Floor 1.00%), Maturing May 18, 2026		790	787,696
Elanco Animal Health, Inc.
Term Loan, Maturing August 1, 2027(5)		700	684,687
Endo Luxembourg Finance Company I S.a.r.l.
Term Loan, 5.00%, (3 mo. USD LIBOR + 4.25%, Floor 0.75%), Maturing April 29, 2024		4,942	4,743,003
Grifols Worldwide Operations USA, Inc.
Term Loan, 2.11%, (1 week USD LIBOR + 2.00%), Maturing November 15, 2027		4,119	4,045,338
Horizon Therapeutics USA, Inc.
Term Loan, 2.44%, (1 mo. USD LIBOR + 2.25%), Maturing May 22, 2026		2,008	1,977,884
Jaguar Holding Company II
Term Loan, 3.50%, (1 mo. USD LIBOR + 2.50%, Floor 1.00%), Maturing August 18, 2022		5,439	5,425,174
Mallinckrodt International Finance S.A.
Term Loan, 3.50%, (6 mo. USD LIBOR + 2.75%, Floor 0.75%), Maturing September 24, 2024		2,658	2,233,963
Term Loan, 3.75%, (3 mo. USD LIBOR + 3.00%, Floor 0.75%), Maturing February 24, 2025		2,943	2,486,911
Nidda Healthcare Holding AG
Term Loan, 3.50%, (3 mo. EURIBOR + 3.50%), Maturing August 21, 2026	EUR	575	650,737

			$36,268,266

Ecological Services and Equipment — 0.8%
Advanced Disposal Services, Inc.
Term Loan, 3.00%, (1 week USD LIBOR + 2.25%, Floor 0.75%), Maturing November 10, 2023		1,893	$1,887,778
EnergySolutions, LLC
Term Loan, 4.75%, (3 mo. USD LIBOR + 3.75%, Floor 1.00%), Maturing May 9, 2025		1,818	1,692,839
Patriot Container Corp.
Term Loan, 4.50%, (1 mo. USD LIBOR + 3.50%, Floor 1.00%), Maturing March 20, 2025		122	119,133
US Ecology Holdings, Inc.
Term Loan, 2.66%, (1 mo. USD LIBOR + 2.50%), Maturing November 1, 2026		249	246,263

			$3,946,013

Electronics/Electrical — 22.7%
Applied Systems, Inc.
Term Loan - Second Lien, 8.00%, (3 mo. USD LIBOR + 7.00%, Floor 1.00%), Maturing September 19, 2025		2,450	$2,476,950
Aptean, Inc.
Term Loan, 4.41%, (1 mo. USD LIBOR + 4.25%), Maturing April 23, 2026		693	675,857
Term Loan - Second Lien, 8.66%, (1 mo. USD LIBOR + 8.50%), Maturing April 23, 2027		1,375	1,332,513
Astra Acquisition Corp.
Term Loan, 6.50%, (1 mo. USD LIBOR + 5.50%, Floor 1.00%), Maturing March 1, 2027		798	778,050
Avast Software B.V.
Term Loan, 3.25%, (3 mo. USD LIBOR + 2.25%, Floor 1.00%), Maturing September 29, 2023		348	343,939

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Banff Merger Sub, Inc.
Term Loan, 4.41%, (1 mo. USD LIBOR + 4.25%), Maturing October 2, 2025		3,828	$3,707,627
Term Loan, 4.75%, (3 mo. EURIBOR + 4.75%), Maturing October 2, 2025	EUR	271	315,203
Buzz Merger Sub, Ltd.
Term Loan, 2.91%, (1 mo. USD LIBOR + 2.75%), Maturing January 29, 2027		549	534,909
Castle US Holding Corporation
Term Loan, 4.06%, (3 mo. USD LIBOR + 3.75%), Maturing January 29, 2027		976	920,016
CDW, LLC
Term Loan, 1.92%, (1 mo. USD LIBOR + 1.75%), Maturing October 13, 2026		1,216	1,215,504
Celestica, Inc.
Term Loan, 2.67%, (1 mo. USD LIBOR + 2.50%), Maturing June 27, 2025		228	215,556
CentralSquare Technologies, LLC
Term Loan, 3.91%, (1 mo. USD LIBOR + 3.75%), Maturing August 29, 2025		813	721,611
Cohu, Inc.
Term Loan, 3.16%, (1 mo. USD LIBOR + 3.00%), Maturing October 1, 2025		737	707,400
CommScope, Inc.
Term Loan, 3.41%, (1 mo. USD LIBOR + 3.25%), Maturing April 6, 2026		1,687	1,655,877
Cornerstone OnDemand, Inc.
Term Loan, 4.43%, (1 mo. USD LIBOR + 4.25%), Maturing April 22, 2027		1,700	1,690,437
CPI International, Inc.
Term Loan, 4.50%, (1 mo. USD LIBOR + 3.50%, Floor 1.00%), Maturing July 26, 2024		592	569,419
Datto, Inc.
Term Loan, 4.41%, (1 mo. USD LIBOR + 4.25%), Maturing April 2, 2026		347	345,526
ECI Macola/Max Holdings, LLC
Term Loan, 5.25%, (3 mo. USD LIBOR + 4.25%, Floor 1.00%), Maturing September 27, 2024		732	724,196
Electro Rent Corporation
Term Loan, 6.00%, (3 mo. USD LIBOR + 5.00%, Floor 1.00%), Maturing January 31, 2024		1,604	1,588,146
Epicor Software Corporation
Term Loan, 5.25%, (3 mo. USD LIBOR + 4.25%, Floor 1.00%), Maturing July 30, 2027		4,715	4,719,605
Term Loan - Second Lien, Maturing July 30, 2028(5)		850	870,188
EXC Holdings III Corp.
Term Loan, 4.50%, (3 mo. USD LIBOR + 3.50%, Floor 1.00%), Maturing December 2, 2024		463	456,757
Finastra USA, Inc.
Term Loan, 4.50%, (6 mo. USD LIBOR + 3.50%, Floor 1.00%), Maturing June 13, 2024		5,367	4,983,197
Fiserv Investment Solutions, Inc.
Term Loan, 5.14%, (3 mo. USD LIBOR + 4.75%), Maturing February 18, 2027		550	543,125
GlobalLogic Holdings, Inc.
Term Loan, 2.91%, (1 mo. USD LIBOR + 2.75%), Maturing August 1, 2025		409	402,299
Hyland Software, Inc.
Term Loan, 4.00%, (1 mo. USD LIBOR + 3.25%, Floor 0.75%), Maturing July 1, 2024		4,232	4,166,648
Term Loan - Second Lien, 7.75%, (1 mo. USD LIBOR + 7.00%, Floor 0.75%), Maturing July 7, 2025		4,125	4,121,131

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Infoblox, Inc.
Term Loan, 4.66%, (1 mo. USD LIBOR + 4.50%), Maturing November 7, 2023		1,965	$1,970,696
Informatica, LLC
Term Loan, 3.41%, (1 mo. USD LIBOR + 3.25%), Maturing February 25, 2027		5,885	5,762,025
Term Loan, 3.50%, (3 mo. EURIBOR + 3.50%), Maturing February 25, 2027	EUR	274	311,716
Term Loan - Second Lien, 7.13%, Maturing February 25, 2025(8)		500	508,125
MA FinanceCo., LLC
Term Loan, 2.66%, (1 mo. USD LIBOR + 2.50%), Maturing June 21, 2024		462	438,405
Term Loan, 4.50%, (3 mo. EURIBOR + 4.50%), Maturing June 5, 2025	EUR	700	799,828
Term Loan, 5.25%, (3 mo. USD LIBOR + 4.25%, Floor 1.00%), Maturing June 5, 2025		1,750	1,732,500
MACOM Technology Solutions Holdings, Inc.
Term Loan, 3.00%, (1 mo. USD LIBOR + 2.25%, Floor 0.75%), Maturing May 17, 2024		1,172	1,134,904
MaxLinear, Inc.
Term Loan, Maturing July 31, 2023(5)		1,275	1,273,406
Mirion Technologies, Inc.
Term Loan, 5.07%, (6 mo. USD LIBOR + 4.00%), Maturing March 6, 2026		420	417,766
MKS Instruments, Inc.
Term Loan, 1.91%, (1 mo. USD LIBOR + 1.75%), Maturing February 2, 2026		287	279,706
MTS Systems Corporation
Term Loan, 4.00%, (1 mo. USD LIBOR + 3.25%, Floor 0.75%), Maturing July 5, 2023		481	473,909
NCR Corporation
Term Loan, 2.67%, (1 mo. USD LIBOR + 2.50%), Maturing August 28, 2026		1,490	1,449,261
Recorded Books, Inc.
Term Loan, 4.44%, (1 mo. USD LIBOR + 4.25%), Maturing August 29, 2025		804	790,022
Redstone Buyer, LLC
Term Loan, Maturing June 29, 2027(5)		2,255	2,226,812
Refinitiv US Holdings, Inc.
Term Loan, 3.41%, (1 mo. USD LIBOR + 3.25%), Maturing October 1, 2025		1,556	1,545,711
Renaissance Holding Corp.
Term Loan, 3.41%, (1 mo. USD LIBOR + 3.25%), Maturing May 30, 2025		1,176	1,145,620
Term Loan - Second Lien, 7.16%, (1 mo. USD LIBOR + 7.00%), Maturing May 29, 2026		175	162,458
Seattle Spinco, Inc.
Term Loan, 2.66%, (1 mo. USD LIBOR + 2.50%), Maturing June 21, 2024		3,123	2,960,655
SGS Cayman L.P.
Term Loan, 6.38%, (3 mo. USD LIBOR + 5.38%, Floor 1.00%), Maturing April 23, 2021		376	323,132
SkillSoft Corporation
DIP Loan, 8.50%, (1 mo. USD LIBOR + 7.50%, Floor 1.00%), Maturing September 14, 2020		265	263,494
Term Loan, 0.00%, Maturing April 28, 2021(7)		4,676	3,050,313
SolarWinds Holdings, Inc.
Term Loan, 2.91%, (1 mo. USD LIBOR + 2.75%), Maturing February 5, 2024		1,853	1,828,417
Solera, LLC
Term Loan, 2.91%, (1 mo. USD LIBOR + 2.75%), Maturing March 3, 2023		2,647	2,608,644

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
Sparta Systems, Inc.
Term Loan, 4.56%, (6 mo. USD LIBOR + 3.50%), Maturing August 21, 2024	2,161	$2,009,630
SS&C Technologies Holdings Europe S.a.r.l.
Term Loan, 1.91%, (1 mo. USD LIBOR + 1.75%), Maturing April 16, 2025	1,006	977,135
SS&C Technologies, Inc.
Term Loan, 1.91%, (1 mo. USD LIBOR + 1.75%), Maturing April 16, 2025	1,432	1,390,802
STG-Fairway Holdings, LLC
Term Loan, 4.57%, (6 mo. USD LIBOR + 3.50%), Maturing January 31, 2027	1,640	1,546,212
SurveyMonkey, Inc.
Term Loan, 3.87%, (1 week USD LIBOR + 3.75%), Maturing October 10, 2025	1,027	1,001,661
Sutherland Global Services, Inc.
Term Loan, 6.38%, (3 mo. USD LIBOR + 5.38%, Floor 1.00%), Maturing April 23, 2021	1,614	1,388,158
Switch, Ltd.
Term Loan, 2.42%, (1 mo. USD LIBOR + 2.25%), Maturing June 27, 2024	243	241,742
Syncsort Incorporated
Term Loan, 6.61%, (3 mo. USD LIBOR + 6.25%), Maturing August 16, 2024	2,407	2,340,039
Tech Data Corporation
Term Loan, 3.67%, (1 mo. USD LIBOR + 3.50%), Maturing June 30, 2025	1,125	1,117,500
Tibco Software, Inc.
Term Loan, 3.92%, (1 mo. USD LIBOR + 3.75%), Maturing June 30, 2026	4,975	4,813,775
Term Loan - Second Lien, 7.42%, (1 mo. USD LIBOR + 7.25%), Maturing March 3, 2028	1,250	1,204,166
TTM Technologies, Inc.
Term Loan, 2.67%, (1 mo. USD LIBOR + 2.50%), Maturing September 28, 2024	139	137,719
Uber Technologies, Inc.
Term Loan, 3.66%, (1 mo. USD LIBOR + 3.50%), Maturing July 13, 2023	4,070	3,985,725
Term Loan, 5.00%, (1 mo. USD LIBOR + 4.00%, Floor 1.00%), Maturing April 4, 2025	2,577	2,543,598
Ultimate Software Group, Inc. (The)
Term Loan, 3.91%, (1 mo. USD LIBOR + 3.75%), Maturing May 4, 2026	1,588	1,576,786
Term Loan, 4.75%, (3 mo. USD LIBOR + 4.00%, Floor 0.75%), Maturing May 4, 2026	3,950	3,958,331
Term Loan - Second Lien, 7.50%, (3 mo. USD LIBOR + 6.75%, Floor 0.75%), Maturing May 3, 2027	250	254,167
Ultra Clean Holdings, Inc.
Term Loan, 4.66%, (1 mo. USD LIBOR + 4.50%), Maturing August 27, 2025	720	715,934
Verifone Systems, Inc.
Term Loan, 4.38%, (3 mo. USD LIBOR + 4.00%), Maturing August 20, 2025	1,131	1,000,325
Veritas Bermuda, Ltd.
Term Loan, 5.50%, (3 mo. USD LIBOR + 4.50%, Floor 1.00%), Maturing January 27, 2023	2,134	2,051,505
VS Buyer, LLC
Term Loan, 3.42%, (1 mo. USD LIBOR + 3.25%), Maturing February 28, 2027	1,122	1,106,757
Vungle, Inc.
Term Loan, 5.66%, (1 mo. USD LIBOR + 5.50%), Maturing September 30, 2026	670	669,938

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Western Digital Corporation
Term Loan, 1.91%, (1 mo. USD LIBOR + 1.75%), Maturing April 29, 2023		1,019	$1,001,228

			$111,272,044

Equipment Leasing — 0.2%
Boels Topholding B.V.
Term Loan, 4.00%, (3 mo. EURIBOR + 4.00%), Maturing February 5, 2027	EUR	575	$657,002
IBC Capital Limited
Term Loan, 4.06%, (3 mo. USD LIBOR + 3.75%), Maturing September 11, 2023		163	153,415

			$810,417

Financial Intermediaries — 4.4%
Apollo Commercial Real Estate Finance, Inc.
Term Loan, 2.92%, (1 mo. USD LIBOR + 2.75%), Maturing May 15, 2026		421	$392,349
Aretec Group, Inc.
Term Loan, 4.41%, (1 mo. USD LIBOR + 4.25%), Maturing October 1, 2025		4,767	4,409,246
Citco Funding, LLC
Term Loan, 3.57%, (6 mo. USD LIBOR + 2.50%), Maturing September 28, 2023		2,460	2,394,985
Claros Mortgage Trust, Inc.
Term Loan, 3.44%, (1 mo. USD LIBOR + 3.25%), Maturing August 9, 2026		744	695,991
Ditech Holding Corporation
Term Loan, 0.00%, Maturing June 30, 2022(7)		3,129	735,402
EIG Management Company, LLC
Term Loan, 4.50%, (1 mo. USD LIBOR + 3.75%, Floor 0.75%), Maturing February 22, 2025		244	243,764
Evergood 4 ApS
Term Loan, 3.75%, (3 mo. EURIBOR + 3.75%), Maturing February 6, 2025	EUR	675	776,233
Focus Financial Partners, LLC
Term Loan, 2.16%, (1 mo. USD LIBOR + 2.00%), Maturing July 3, 2024		2,754	2,688,494
Franklin Square Holdings L.P.
Term Loan, 2.44%, (1 mo. USD LIBOR + 2.25%), Maturing August 1, 2025		516	508,075
Greenhill & Co., Inc.
Term Loan, 3.43%, (1 mo. USD LIBOR + 3.25%), Maturing April 12, 2024		980	940,800
GreenSky Holdings, LLC
Term Loan, 5.50%, (1 mo. USD LIBOR + 4.50%, Floor 1.00%), Maturing March 29, 2025		475	470,250
Term Loan, 3.44%, (1 mo. USD LIBOR + 3.25%), Maturing March 31, 2025		1,344	1,320,541
Guggenheim Partners, LLC
Term Loan, 3.50%, (1 mo. USD LIBOR + 2.75%, Floor 0.75%), Maturing July 21, 2023		1,000	999,419
Harbourvest Partners, LLC
Term Loan, 2.53%, (3 mo. USD LIBOR + 2.25%), Maturing March 3, 2025		873	857,827
LPL Holdings, Inc.
Term Loan, 1.92%, (1 mo. USD LIBOR + 1.75%), Maturing November 12, 2026		1,393	1,370,364
Starwood Property Trust, Inc.
Term Loan, 2.66%, (1 mo. USD LIBOR + 2.50%), Maturing July 27, 2026		496	476,090
StepStone Group L.P.
Term Loan, 5.00%, (6 mo. USD LIBOR + 4.00%, Floor 1.00%), Maturing March 27, 2025		587	577,702
Victory Capital Holdings, Inc.
Term Loan, 2.80%, (3 mo. USD LIBOR + 2.50%), Maturing July 1, 2026		1,137	1,119,586

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Virtus Investment Partners, Inc.
Term Loan, 3.00%, (3 mo. USD LIBOR + 2.25%, Floor 0.75%), Maturing June 1, 2024		462	$459,860

			$21,436,978

Food Products — 4.0%
Alphabet Holding Company, Inc.
Term Loan, 3.66%, (1 mo. USD LIBOR + 3.50%), Maturing September 26, 2024		2,310	$2,221,150
Atkins Nutritionals Holdings II, Inc.
Term Loan, 4.75%, (1 mo. USD LIBOR + 3.75%, Floor 1.00%), Maturing July 7, 2024		364	363,786
B&G Foods, Inc.
Term Loan, 2.66%, (1 mo. USD LIBOR + 2.50%), Maturing October 10, 2026		248	245,566
Badger Buyer Corp.
Term Loan, 4.50%, (1 mo. USD LIBOR + 3.50%, Floor 1.00%), Maturing September 30, 2024		340	292,722
CHG PPC Parent, LLC
Term Loan, 2.91%, (1 mo. USD LIBOR + 2.75%), Maturing March 31, 2025		466	452,699
Term Loan, 3.50%, (1 mo. EURIBOR + 3.50%), Maturing March 31, 2025	EUR	2,825	3,202,921
Froneri International, Ltd.
Term Loan, 2.41%, (1 mo. USD LIBOR + 2.25%), Maturing January 31, 2027		2,025	1,949,569
Term Loan, 2.63%, (6 mo. EURIBOR + 2.63%), Maturing January 31, 2027	EUR	1,175	1,341,032
Hearthside Food Solutions, LLC
Term Loan, 3.85%, (1 mo. USD LIBOR + 3.69%), Maturing May 23, 2025		1,671	1,618,187
Term Loan, 4.16%, (1 mo. USD LIBOR + 4.00%), Maturing May 23, 2025		419	410,383
HLF Financing S.a.r.l.
Term Loan, 2.91%, (1 mo. USD LIBOR + 2.75%), Maturing August 18, 2025		709	700,344
Jacobs Douwe Egberts International B.V.
Term Loan, 2.19%, (1 mo. USD LIBOR + 2.00%), Maturing November 1, 2025		1,372	1,353,890
Term Loan, 2.25%, (3 mo. EURIBOR + 1.75%, Floor 0.50%), Maturing November 1, 2025	EUR	277	327,148
JBS USA Lux S.A.
Term Loan, 3.07%, (6 mo. USD LIBOR + 2.00%), Maturing May 1, 2026		3,999	3,882,725
Nomad Foods Europe Midco Limited
Term Loan, 2.42%, (1 mo. USD LIBOR + 2.25%), Maturing May 15, 2024		1,170	1,138,065

			$19,500,187

Food Service — 1.8%
1011778 B.C. Unlimited Liability Company
Term Loan, 1.91%, (1 mo. USD LIBOR + 1.75%), Maturing November 19, 2026		4,478	$4,308,040
IRB Holding Corp.
Term Loan, 3.75%, (6 mo. USD LIBOR + 2.75%, Floor 1.00%), Maturing February 5, 2025		2,062	1,939,882
Restaurant Technologies, Inc.
Term Loan, 3.41%, (1 mo. USD LIBOR + 3.25%), Maturing October 1, 2025		197	189,612
US Foods, Inc.
Term Loan, 1.91%, (1 mo. USD LIBOR + 1.75%), Maturing June 27, 2023		782	743,866
Term Loan, 3.07%, (6 mo. USD LIBOR + 2.00%), Maturing September 13, 2026		1,588	1,509,041

			$8,690,441

Food/Drug Retailers — 0.3%
BW Gas & Convenience Holdings, LLC
Term Loan, 6.43%, (1 mo. USD LIBOR + 6.25%), Maturing November 18, 2024		585	$582,075

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
L1R HB Finance Limited
Term Loan, 4.25%, (6 mo. EURIBOR + 4.25%), Maturing August 9, 2024	EUR	400	$353,273
Term Loan, 5.55%, (6 mo. GBP LIBOR + 5.25%), Maturing September 2, 2024	GBP	400	392,574

			$1,327,922

Forest Products — 0.2%
Neenah, Inc.
Term Loan, 5.00%, (3 mo. USD LIBOR + 4.00%, Floor 1.00%), Maturing June 25, 2027		925	$923,844

			$923,844

Health Care — 13.1%
Acadia Healthcare Company, Inc.
Term Loan, 2.66%, (1 mo. USD LIBOR + 2.50%), Maturing February 11, 2022		227	$224,769
Accelerated Health Systems, LLC
Term Loan, 3.67%, (1 mo. USD LIBOR + 3.50%), Maturing October 31, 2025		517	501,611
ADMI Corp.
Term Loan, 2.91%, (1 mo. USD LIBOR + 2.75%), Maturing April 30, 2025		1,642	1,543,022
Alliance Healthcare Services, Inc.
Term Loan, 5.50%, (1 mo. USD LIBOR + 4.50%, Floor 1.00%), Maturing October 24, 2023		740	536,500
Term Loan - Second Lien, 11.00%, (1 mo. USD LIBOR + 10.00%, Floor 1.00%), Maturing April 24, 2024		475	209,000
athenahealth, Inc.
Term Loan, 4.82%, (3 mo. USD LIBOR + 4.50%), Maturing February 11, 2026		1,802	1,780,787
Avantor, Inc.
Term Loan, 3.25%, (1 mo. USD LIBOR + 2.25%, Floor 1.00%), Maturing November 21, 2024		423	420,517
BioClinica Holding I L.P.
Term Loan, 5.00%, (1 mo. USD LIBOR + 4.00%, Floor 1.00%), Maturing October 20, 2023		1,425	1,339,791
BW NHHC Holdco, Inc.
Term Loan, 5.39%, (3 mo. USD LIBOR + 5.00%), Maturing May 15, 2025		2,196	1,811,020
CeramTec AcquiCo GmbH
Term Loan, 2.50%, (3 mo. EURIBOR + 2.50%), Maturing March 7, 2025	EUR	829	921,972
Certara L.P.
Term Loan, 3.81%, (3 mo. USD LIBOR + 3.50%), Maturing August 15, 2024		970	928,378
Change Healthcare Holdings, LLC
Term Loan, 3.50%, (3 mo. USD LIBOR + 2.50%, Floor 1.00%), Maturing March 1, 2024		4,872	4,771,828
CHG Healthcare Services, Inc.
Term Loan, 4.07%, (6 mo. USD LIBOR + 3.00%), Maturing June 7, 2023		3,119	3,079,538
CryoLife, Inc.
Term Loan, 4.25%, (3 mo. USD LIBOR + 3.25%, Floor 1.00%), Maturing December 1, 2024		488	478,969
Dedalus Finance GmbH
Term Loan, Maturing July 16, 2027(5)	EUR	750	862,112
Ensemble RCM, LLC
Term Loan, 4.01%, (3 mo. USD LIBOR + 3.75%), Maturing August 3, 2026		496	495,216
Envision Healthcare Corporation
Term Loan, 3.91%, (1 mo. USD LIBOR + 3.75%), Maturing October 10, 2025		5,546	3,716,033
Gentiva Health Services, Inc.
Term Loan, 3.44%, (1 mo. USD LIBOR + 3.25%), Maturing July 2, 2025		2,322	2,294,167

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
GHX Ultimate Parent Corporation
Term Loan, 4.25%, (3 mo. USD LIBOR + 3.25%, Floor 1.00%), Maturing June 28, 2024		875	$862,107
Greatbatch Ltd.
Term Loan, 3.50%, (1 mo. USD LIBOR + 2.50%, Floor 1.00%), Maturing October 27, 2022		1,448	1,437,770
Hanger, Inc.
Term Loan, 3.66%, (1 mo. USD LIBOR + 3.50%), Maturing March 6, 2025		1,026	1,008,413
Inovalon Holdings, Inc.
Term Loan, 3.19%, (1 mo. USD LIBOR + 3.00%), Maturing April 2, 2025		1,115	1,098,982
IQVIA, Inc.
Term Loan, 1.91%, (1 mo. USD LIBOR + 1.75%), Maturing March 7, 2024		493	485,497
Term Loan, 1.91%, (1 mo. USD LIBOR + 1.75%), Maturing January 17, 2025		900	885,266
Medical Solutions, LLC
Term Loan, 5.50%, (1 mo. USD LIBOR + 4.50%, Floor 1.00%), Maturing June 14, 2024		1,525	1,418,259
MPH Acquisition Holdings, LLC
Term Loan, 3.75%, (3 mo. USD LIBOR + 2.75%, Floor 1.00%), Maturing June 7, 2023		3,099	3,056,972
National Mentor Holdings, Inc.
Term Loan, 4.42%, (1 mo. USD LIBOR + 4.25%), Maturing March 9, 2026		27	26,472
Term Loan, 4.42%, (1 mo. USD LIBOR + 4.25%), Maturing March 9, 2026		592	581,697
Navicure, Inc.
Term Loan, 4.16%, (1 mo. USD LIBOR + 4.00%), Maturing October 22, 2026		923	905,579
One Call Corporation
Term Loan, 6.25%, (3 mo. USD LIBOR + 5.25%, Floor 1.00%), Maturing November 25, 2022		1,942	1,740,457
Ortho-Clinical Diagnostics S.A.
Term Loan, 3.42%, (1 mo. USD LIBOR + 3.25%), Maturing June 30, 2025		4,589	4,460,845
Term Loan, 3.50%, (3 mo. EURIBOR + 3.50%), Maturing June 30, 2025	EUR	399	449,146
Parexel International Corporation
Term Loan, 2.91%, (1 mo. USD LIBOR + 2.75%), Maturing September 27, 2024		2,165	2,084,184
Phoenix Guarantor, Inc.
Term Loan, 3.42%, (1 mo. USD LIBOR + 3.25%), Maturing March 5, 2026		1,782	1,747,889
Radiology Partners, Inc
Term Loan, 5.67%, (USD LIBOR + 4.25%), Maturing July 9, 2025(4)		2,363	2,246,097
RadNet, Inc.
Term Loan, 4.75%, (6 mo. USD LIBOR + 3.75%, Floor 1.00%), Maturing June 30, 2023		1,466	1,443,941
Select Medical Corporation
Term Loan, 2.68%, (1 mo. USD LIBOR + 2.50%), Maturing March 6, 2025		2,578	2,512,075
Sound Inpatient Physicians
Term Loan, 2.91%, (1 mo. USD LIBOR + 2.75%), Maturing June 27, 2025		441	427,494
Surgery Center Holdings, Inc.
Term Loan, 4.25%, (1 mo. USD LIBOR + 3.25%, Floor 1.00%), Maturing September 3, 2024		3,028	2,864,042
Team Health Holdings, Inc.
Term Loan, 3.75%, (1 mo. USD LIBOR + 2.75%, Floor 1.00%), Maturing February 6, 2024		1,854	1,480,254
Tecomet, Inc.
Term Loan, 4.68%, (6 mo. USD LIBOR + 3.50%), Maturing May 1, 2024		1,025	984,313

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
U.S. Anesthesia Partners, Inc.
Term Loan, 4.00%, (6 mo. USD LIBOR + 3.00%, Floor 1.00%), Maturing June 23, 2024		2,384	$2,215,761
Verscend Holding Corp.
Term Loan, 4.66%, (1 mo. USD LIBOR + 4.50%), Maturing August 27, 2025		753	751,312
Viant Medical Holdings, Inc.
Term Loan, 3.91%, (1 mo. USD LIBOR + 3.75%), Maturing July 2, 2025		442	389,070
Wink Holdco, Inc.
Term Loan, 4.00%, (1 mo. USD LIBOR + 3.00%, Floor 1.00%), Maturing December 2, 2024		463	453,284

			$63,932,408

Home Furnishings — 0.8%
Serta Simmons Bedding, LLC
Term Loan, 8.50%, (3 mo. USD LIBOR + 7.50%, Floor 1.00%), Maturing August 10, 2023		1,074	$1,061,470
Term Loan - Second Lien, 8.50%, (3 mo. USD LIBOR + 7.50%, Floor 1.00%), Maturing August 10, 2023		3,552	2,664,144

			$3,725,614

Industrial Equipment — 7.1%
AI Alpine AT Bidco GmbH
Term Loan, 4.21%, (6 mo. USD LIBOR + 3.00%), Maturing October 31, 2025		222	$200,571
Altra Industrial Motion Corp.
Term Loan, 2.16%, (1 mo. USD LIBOR + 2.00%), Maturing October 1, 2025		622	605,091
Apex Tool Group, LLC
Term Loan, 6.50%, (1 mo. USD LIBOR + 5.25%, Floor 1.25%), Maturing August 1, 2024		2,252	2,069,020
Carlisle Foodservice Products, Inc.
Term Loan, 4.00%, (6 mo. USD LIBOR + 3.00%, Floor 1.00%), Maturing March 20, 2025		245	228,215
CPM Holdings, Inc.
Term Loan, 3.95%, (3 mo. USD LIBOR + 3.75%), Maturing November 17, 2025		2,046	1,874,189
Delachaux Group S.A.
Term Loan, 3.75%, (6 mo. EURIBOR + 3.75%), Maturing April 16, 2026	EUR	350	394,333
Term Loan, 5.36%, (6 mo. USD LIBOR + 4.50%), Maturing April 16, 2026		446	423,225
DexKo Global, Inc.
Term Loan, 3.75%, (3 mo. EURIBOR + 3.75%), Maturing July 24, 2024	EUR	292	318,731
Term Loan, 3.75%, (3 mo. EURIBOR + 3.75%), Maturing July 24, 2024	EUR	731	796,831
Term Loan, 4.50%, (1 mo. USD LIBOR + 3.50%, Floor 1.00%), Maturing July 24, 2024		825	792,762
DXP Enterprises, Inc.
Term Loan, 5.75%, (1 mo. USD LIBOR + 4.75%, Floor 1.00%), Maturing August 29, 2023		456	438,000
Dynacast International, LLC
Term Loan, 4.25%, (3 mo. USD LIBOR + 3.25%, Floor 1.00%), Maturing January 28, 2022		1,172	981,584
Engineered Machinery Holdings, Inc.
Term Loan, 4.00%, (3 mo. USD LIBOR + 3.00%, Floor 1.00%), Maturing July 19, 2024		1,790	1,725,524
Term Loan, 5.25%, (3 mo. USD LIBOR + 4.25%, Floor 1.00%), Maturing July 19, 2024		271	262,749

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
EWT Holdings III Corp.
Term Loan, 2.91%, (1 mo. USD LIBOR + 2.75%), Maturing December 20, 2024		1,680	$1,653,959
Filtration Group Corporation
Term Loan, 3.16%, (1 mo. USD LIBOR + 3.00%), Maturing March 29, 2025		1,504	1,475,562
Term Loan, 3.50%, (3 mo. EURIBOR + 3.50%), Maturing March 29, 2025	EUR	367	422,617
Gardner Denver, Inc.
Term Loan, 1.91%, (1 mo. USD LIBOR + 1.75%), Maturing March 1, 2027		1,185	1,140,765
Term Loan, 2.00%, (1 mo. EURIBOR + 2.00%), Maturing March 1, 2027	EUR	375	433,170
Gates Global, LLC
Term Loan, 3.00%, (3 mo. EURIBOR + 3.00%), Maturing April 1, 2024	EUR	847	961,820
Term Loan, 3.75%, (1 mo. USD LIBOR + 2.75%, Floor 1.00%), Maturing April 1, 2024		4,111	4,027,248
Hayward Industries, Inc.
Term Loan, 3.66%, (1 mo. USD LIBOR + 3.50%), Maturing August 5, 2024		430	420,756
Ingersoll-Rand Services Company
Term Loan, 1.91%, (1 mo. USD LIBOR + 1.75%), Maturing March 1, 2027		1,297	1,248,257
LTI Holdings, Inc.
Term Loan, 3.67%, (1 mo. USD LIBOR + 3.50%), Maturing September 6, 2025		1,437	1,271,800
Term Loan, 4.92%, (1 mo. USD LIBOR + 4.75%), Maturing July 24, 2026		199	176,665
Pro Mach Group, Inc.
Term Loan, 1.75%, Maturing March 7, 2025(2)		425	406,406
Term Loan, 4.50%, (3 mo. USD LIBOR + 3.50%, Floor 1.00%), Maturing March 7, 2025		425	406,406
Quimper AB
Term Loan, 4.25%, (6 mo. EURIBOR + 4.25%), Maturing February 13, 2026	EUR	1,750	2,000,860
Robertshaw US Holding Corp.
Term Loan, 4.25%, (USD LIBOR + 3.25%, Floor 1.00%), Maturing February 28, 2025(4)		953	810,103
Thermon Industries, Inc.
Term Loan, 4.75%, (1 mo. USD LIBOR + 3.75%, Floor 1.00%), Maturing October 30, 2024		262	258,848
Titan Acquisition Limited
Term Loan, 3.36%, (6 mo. USD LIBOR + 3.00%), Maturing March 28, 2025		2,824	2,610,165
Vertical Midco GmbH
Term Loan, Maturing July 14, 2027(5)		1,225	1,210,166
Welbilt, Inc.
Term Loan, 2.66%, (1 mo. USD LIBOR + 2.50%), Maturing October 23, 2025		3,146	2,768,702

			$34,815,100

Insurance — 6.6%
Alliant Holdings Intermediate, LLC
Term Loan, 2.91%, (1 mo. USD LIBOR + 2.75%), Maturing May 9, 2025		2,292	$2,220,988
Term Loan, 3.43%, (1 mo. USD LIBOR + 3.25%), Maturing May 9, 2025		446	437,008
AmWINS Group, Inc.,
Term Loan, 3.75%, (1 mo. USD LIBOR + 2.75%, Floor 1.00%), Maturing January 25, 2024		4,247	4,202,467
AssuredPartners Capital, Inc.
Term Loan, 5.50%, (1 mo. USD LIBOR + 4.50%, Floor 1.00%), Maturing February 12, 2027		474	467,668
AssuredPartners, Inc.
Term Loan, 3.66%, (1 mo. USD LIBOR + 3.50%), Maturing February 12, 2027		1,418	1,380,065

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Asurion, LLC
Term Loan, 3.16%, (1 mo. USD LIBOR + 3.00%), Maturing August 4, 2022		1,072	$1,058,133
Term Loan, 3.16%, (1 mo. USD LIBOR + 3.00%), Maturing November 3, 2023		2,037	2,012,537
Term Loan - Second Lien, 6.66%, (1 mo. USD LIBOR + 6.50%), Maturing August 4, 2025		3,499	3,533,143
Financiere CEP S.A.S
Term Loan, 4.75%, (3 mo. EURIBOR + 4.75%), Maturing June 3, 2027	EUR	500	584,926
FrontDoor, Inc.
Term Loan, 2.69%, (1 mo. USD LIBOR + 2.50%), Maturing August 16, 2025		442	437,704
Hub International Limited
Term Loan, 3.26%, (3 mo. USD LIBOR + 3.00%), Maturing April 25, 2025		3,982	3,876,776
Term Loan, 5.00%, (3 mo. USD LIBOR + 4.00%, Floor 1.00%), Maturing April 25, 2025		1,741	1,748,713
NFP Corp.
Term Loan, 3.41%, (1 mo. USD LIBOR + 3.25%), Maturing February 15, 2027		3,350	3,208,743
Ryan Specialty Group, LLC
Term Loan, Maturing June 29, 2027(5)		1,775	1,768,898
Sedgwick Claims Management Services, Inc.
Term Loan, 3.41%, (1 mo. USD LIBOR + 3.25%), Maturing December 31, 2025		1,157	1,107,979
USI, Inc.
Term Loan, 3.31%, (3 mo. USD LIBOR + 3.00%), Maturing May 16, 2024		3,240	3,138,476
Term Loan, 4.31%, (3 mo. USD LIBOR + 4.00%), Maturing December 2, 2026		1,318	1,300,797

			$32,485,021

Leisure Goods/Activities/Movies — 7.1%
AMC Entertainment Holdings, Inc.
Term Loan, 4.08%, (6 mo. USD LIBOR + 3.00%), Maturing April 22, 2026		1,753	$1,163,131
Amer Sports Oyj
Term Loan, 4.50%, (6 mo. EURIBOR + 4.50%), Maturing March 30, 2026	EUR	3,300	3,527,668
Ancestry.com Operations, Inc.
Term Loan, 4.42%, (1 mo. USD LIBOR + 4.25%), Maturing August 27, 2026		3,019	2,926,056
Bombardier Recreational Products, Inc.
Term Loan, 2.16%, (1 mo. USD LIBOR + 2.00%), Maturing May 24, 2027		4,248	4,074,580
Term Loan, 6.00%, (3 mo. USD LIBOR + 5.00%, Floor 1.00%), Maturing May 24, 2027		650	657,313
Carnival Corporation
Term Loan, 8.50%, (1 mo. USD LIBOR + 7.50%, Floor 1.00%), Maturing June 30, 2025		1,300	1,280,500
ClubCorp Holdings, Inc.
Term Loan, 3.06%, (3 mo. USD LIBOR + 2.75%), Maturing September 18, 2024		1,726	1,493,584
Crown Finance US, Inc.
Term Loan, 2.38%, (6 mo. EURIBOR + 2.38%), Maturing February 28, 2025	EUR	267	207,285
Term Loan, 3.32%, (6 mo. USD LIBOR + 2.25%), Maturing February 28, 2025		1,604	1,034,497
Term Loan, 3.57%, (6 mo. USD LIBOR + 2.50%), Maturing September 30, 2026		1,390	889,666
Delta 2 (LUX) S.a.r.l.
Term Loan, 3.50%, (1 mo. USD LIBOR + 2.50%, Floor 1.00%), Maturing February 1, 2024		1,538	1,495,709
Emerald Expositions Holding, Inc.
Term Loan, 2.91%, (1 mo. USD LIBOR + 2.75%), Maturing May 22, 2024		1,075	977,165

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Etraveli Holding AB
Term Loan, 4.00%, (3 mo. EURIBOR + 4.00%), Maturing August 2, 2024	EUR	875	$850,333
Lindblad Expeditions, Inc.
Term Loan, 3.41%, (1 mo. USD LIBOR + 3.25%), Maturing March 27, 2025		335	289,735
Term Loan, 3.41%, (1 mo. USD LIBOR + 3.25%), Maturing March 27, 2025		1,340	1,158,938
Match Group, Inc.
Term Loan, 2.18%, (3 mo. USD LIBOR + 1.75%), Maturing February 13, 2027		700	684,250
Motion Finco S.a.r.l.
Term Loan, 3.00%, (6 mo. EURIBOR + 3.00%), Maturing November 12, 2026	EUR	1,275	1,383,613
Term Loan, 4.32%, (6 mo. USD LIBOR + 3.25%), Maturing November 12, 2026		64	57,181
Term Loan, 4.32%, (6 mo. USD LIBOR + 3.25%), Maturing November 12, 2026		484	435,073
Playtika Holding Corp.
Term Loan, 7.07%, (6 mo. USD LIBOR + 6.00%), Maturing December 10, 2024		3,144	3,178,520
SeaWorld Parks & Entertainment, Inc.
Term Loan, 3.75%, (1 mo. USD LIBOR + 3.00%, Floor 0.75%), Maturing March 31, 2024		1,664	1,552,649
SRAM, LLC
Term Loan, 3.75%, (USD LIBOR + 2.75%, Floor 1.00%), Maturing March 15, 2024(4)		1,142	1,124,553
Steinway Musical Instruments, Inc.
Term Loan, 4.75%, (1 mo. USD LIBOR + 3.75%, Floor 1.00%), Maturing February 14, 2025		474	448,226
Travel Leaders Group, LLC
Term Loan, 4.17%, (1 mo. USD LIBOR + 4.00%), Maturing January 25, 2024		1,632	1,219,920
UFC Holdings, LLC
Term Loan, 4.25%, (3 mo. USD LIBOR + 3.25%, Floor 1.00%), Maturing April 29, 2026		200	194,500
Term Loan, 4.25%, (6 mo. USD LIBOR + 3.25%, Floor 1.00%), Maturing April 29, 2026		2,088	2,034,336
Vue International Bidco PLC
Term Loan, 4.25%, (3 mo. EURIBOR + 4.25%), Maturing July 3, 2026	EUR	615	565,513

			$34,904,494

Lodging and Casinos — 4.2%
Aristocrat Technologies, Inc.
Term Loan, 2.02%, (3 mo. USD LIBOR + 1.75%), Maturing October 19, 2024		959	$935,337
Azelis Finance S.A.
Term Loan, 3.50%, (6 mo. EURIBOR + 3.50%), Maturing November 10, 2025	EUR	1,825	2,077,876
Boyd Gaming Corporation
Term Loan, 2.36%, (1 week USD LIBOR + 2.25%), Maturing September 15, 2023		623	604,867
CityCenter Holdings, LLC
Term Loan, 3.00%, (1 mo. USD LIBOR + 2.25%, Floor 0.75%), Maturing April 18, 2024		3,152	2,929,187
Golden Nugget Online Gaming, Inc
Term Loan, 3.25%, (1 mo. USD LIBOR + 2.50%, Floor 0.75%), Maturing October 4, 2023		4,623	3,894,812
GVC Holdings PLC
Term Loan, 2.50%, (6 mo. EURIBOR + 2.50%), Maturing March 29, 2024	EUR	1,725	1,976,720
Term Loan, 3.31%, (6 mo. USD LIBOR + 2.25%), Maturing March 29, 2024		1,026	1,000,716

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Hanjin International Corp.
Term Loan, 2.66%, (1 mo. USD LIBOR + 2.50%), Maturing October 18, 2020		500	$460,000
Playa Resorts Holding B.V.
Term Loan, 3.75%, (1 mo. USD LIBOR + 2.75%, Floor 1.00%), Maturing April 29, 2024		2,381	2,050,937
Stars Group Holdings B.V. (The)
Term Loan, 3.75%, (3 mo. EURIBOR + 3.75%), Maturing July 10, 2025	EUR	537	632,747
Term Loan, 3.81%, (3 mo. USD LIBOR + 3.50%), Maturing July 10, 2025		1,947	1,948,766
VICI Properties 1, LLC
Term Loan, 1.93%, (1 mo. USD LIBOR + 1.75%), Maturing December 20, 2024		2,124	2,047,371

			$20,559,336

Nonferrous Metals/Minerals — 0.6%
CD&R Hydra Buyer, Inc.
Term Loan, 7.50%, (0.00% cash, 7.50% PIK), Maturing August 15, 2021(3)(8)		160	$125,032
Murray Energy Corporation
DIP Loan, 13.00%, (1 mo. USD LIBOR + 11.00%, Floor 2.00%), Maturing August 31, 2020		520	301,685
Term Loan, 0.00%, Maturing October 17, 2022(7)		1,869	28,030
Noranda Aluminum Acquisition Corporation
Term Loan, 0.00%, Maturing February 28, 2021(7)		888	62,171
Oxbow Carbon, LLC
Term Loan, 3.91%, (1 mo. USD LIBOR + 3.75%), Maturing January 4, 2023		1,296	1,257,142
Rain Carbon GmbH
Term Loan, 3.00%, (6 mo. EURIBOR + 3.00%), Maturing January 16, 2025	EUR	925	1,016,056

			$2,790,116

Oil and Gas — 4.5%
Ameriforge Group, Inc.
Term Loan, 14.00%, (3 mo. USD LIBOR + 13.00%, Floor 1.00%), 9.00% cash, 5.00% PIK, Maturing June 8, 2022		724	$633,720
Apergy Corporation
Term Loan, 2.69%, (1 mo. USD LIBOR + 2.50%), Maturing May 9, 2025		223	216,789
Term Loan, 6.00%, (1 mo. USD LIBOR + 5.00%, Floor 1.00%), Maturing May 28, 2027		200	195,375
Blackstone CQP Holdco L.P.
Term Loan, 3.81%, (3 mo. USD LIBOR + 3.50%), Maturing September 30, 2024		965	942,325
Buckeye Partners L.P.
Term Loan, 2.92%, (1 mo. USD LIBOR + 2.75%), Maturing November 1, 2026		2,569	2,518,262
Centurion Pipeline Company, LLC
Term Loan, 3.41%, (1 mo. USD LIBOR + 3.25%), Maturing September 29, 2025		246	237,375
CITGO Holding, Inc.
Term Loan, 8.00%, (3 mo. USD LIBOR + 7.00%, Floor 1.00%), Maturing August 1, 2023		1,173	1,124,244
CITGO Petroleum Corporation
Term Loan, 6.00%, (2 mo. USD LIBOR + 5.00%, Floor 1.00%), Maturing March 28, 2024		4,611	4,483,883

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
Delek US Holdings, Inc.
Term Loan, 2.41%, (1 mo. USD LIBOR + 2.25%), Maturing March 31, 2025	1,259	$1,192,398
Term Loan, 6.50%, (1 mo. USD LIBOR + 5.50%, Floor 1.00%), Maturing March 31, 2025	574	558,148
Fieldwood Energy, LLC
Term Loan, 0.00%, Maturing April 11, 2022(7)	2,677	709,405
Matador Bidco S.a.r.l.
Term Loan, 4.91%, (1 mo. USD LIBOR + 4.75%), Maturing October 15, 2026	3,776	3,624,516
McDermott Technology Americas, Inc.
Term Loan, 3.17%, (1 mo. USD LIBOR + 3.00%), Maturing June 30, 2024	24	21,463
Term Loan, 4.17%, (1 mo. USD LIBOR + 4.00%), Maturing June 30, 2025	330	270,396
Prairie ECI Acquiror, L.P.
Term Loan, 4.91%, (1 mo. USD LIBOR + 4.75%), Maturing March 11, 2026	2,205	1,999,728
Term Loan, 4.93%, (1 mo. USD LIBOR + 4.75%), Maturing March 11, 2026	475	430,766
PSC Industrial Holdings Corp.
Term Loan, 4.98%, (6 mo. USD LIBOR + 3.75%), Maturing October 11, 2024	1,723	1,561,016
RDV Resources Properties, LLC
Term Loan, 7.50%, (1 mo. USD LIBOR + 6.50%, Floor 1.00%), Maturing March 29, 2024(3)	443	272,741
Sunrise Oil & Gas Properties, LLC
Term Loan - First Lien, 8.00%, (1 mo. USD LIBOR + 7.00%, Floor 1.00%), Maturing January 17, 2023	79	71,304
Term Loan - Second Lien, 8.00%, (1 mo. USD LIBOR + 7.00%, Floor 1.00%), Maturing January 17, 2023	80	63,753
Term Loan - Third Lien, 8.00%, (1 mo. USD LIBOR + 7.00%, Floor 1.00%), Maturing January 17, 2023	93	49,565
UGI Energy Services, LLC
Term Loan, 3.91%, (1 mo. USD LIBOR + 3.75%), Maturing August 13, 2026	990	980,719

		$22,157,891

Publishing — 1.0%
Ascend Learning, LLC
Term Loan, 4.00%, (1 mo. USD LIBOR + 3.00%, Floor 1.00%), Maturing July 12, 2024	1,070	$1,051,196
Getty Images, Inc.
Term Loan, 4.69%, (1 mo. USD LIBOR + 4.50%), Maturing February 19, 2026	1,583	1,436,970
Harland Clarke Holdings Corp.
Term Loan, 5.75%, (3 mo. USD LIBOR + 4.75%, Floor 1.00%), Maturing November 3, 2023	38	27,254
LSC Communications, Inc.
Term Loan, 0.00%, Maturing September 30, 2022(7)	740	129,427
Nielsen Finance, LLC
Term Loan, 4.75%, (1 mo. USD LIBOR + 3.75%, Floor 1.00%), Maturing June 4, 2025	798	801,491
ProQuest, LLC
Term Loan, 3.66%, (1 mo. USD LIBOR + 3.50%), Maturing October 23, 2026	1,393	1,374,717
Tweddle Group, Inc.
Term Loan, 5.50%, (1 mo. USD LIBOR + 4.50%, Floor 1.00%), Maturing September 17, 2023	189	160,115

		$4,981,170

Radio and Television — 3.3%
Cumulus Media New Holdings, Inc.
Term Loan, 4.82%, (6 mo. USD LIBOR + 3.75%), Maturing March 31, 2026	521	$498,657

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
Diamond Sports Group, LLC
Term Loan, 3.42%, (1 mo. USD LIBOR + 3.25%), Maturing August 24, 2026	2,878	$2,327,785
Entercom Media Corp.
Term Loan, 2.67%, (1 mo. USD LIBOR + 2.50%), Maturing November 18, 2024	860	824,720
Entravision Communications Corporation
Term Loan, 2.91%, (1 mo. USD LIBOR + 2.75%), Maturing November 29, 2024	777	721,025
Gray Television, Inc.
Term Loan, 2.42%, (1 mo. USD LIBOR + 2.25%), Maturing February 7, 2024	209	203,982
Term Loan, 2.67%, (1 mo. USD LIBOR + 2.50%), Maturing January 2, 2026	595	580,625
Hubbard Radio, LLC
Term Loan, 5.25%, (3 mo. USD LIBOR + 4.25%, Floor 1.00%), Maturing March 28, 2025	697	654,878
iHeartCommunications, Inc.
Term Loan, 3.16%, (1 mo. USD LIBOR + 3.00%), Maturing May 1, 2026	1,716	1,611,782
Term Loan, 4.75%, (1 mo. USD LIBOR + 4.00%, Floor 0.75%), Maturing May 1, 2026	400	389,500
Mission Broadcasting, Inc.
Term Loan, 2.42%, (1 mo. USD LIBOR + 2.25%), Maturing January 17, 2024	325	316,514
Nexstar Broadcasting, Inc.
Term Loan, 2.42%, (1 mo. USD LIBOR + 2.25%), Maturing January 17, 2024	1,267	1,233,463
Term Loan, 2.92%, (1 mo. USD LIBOR + 2.75%), Maturing September 18, 2026	480	468,805
Sinclair Television Group, Inc.
Term Loan, 2.42%, (1 mo. USD LIBOR + 2.25%), Maturing January 3, 2024	464	453,696
Term Loan, 2.68%, (1 mo. USD LIBOR + 2.50%), Maturing September 30, 2026	596	579,868
Terrier Media Buyer, Inc.
Term Loan, 4.41%, (1 mo. USD LIBOR + 4.25%), Maturing December 17, 2026	2,435	2,375,228
Univision Communications, Inc.
Term Loan, 4.75%, (1 mo. USD LIBOR + 3.75%, Floor 1.00%), Maturing March 13, 2026	3,182	3,079,749

		$16,320,277

Retailers (Except Food and Drug) — 1.7%
Apro, LLC
Term Loan, 5.00%, (2 mo. USD LIBOR + 4.00%, Floor 1.00%), Maturing November 14, 2026	483	$482,124
Term Loan, 5.00%, (2 mo. USD LIBOR + 4.00%, Floor 1.00%), Maturing November 16, 2026	139	138,542
Ascena Retail Group, Inc.
Term Loan, 0.00%, Maturing August 21, 2022(7)	2,126	781,228
Bass Pro Group, LLC
Term Loan, 6.07%, (6 mo. USD LIBOR + 5.00%), Maturing September 25, 2024	1,264	1,261,584
BJ’s Wholesale Club, Inc.
Term Loan, 2.18%, (1 mo. USD LIBOR + 2.00%), Maturing February 3, 2024	683	676,040
Coinamatic Canada, Inc.
Term Loan, 4.25%, (1 mo. USD LIBOR + 3.25%, Floor 1.00%), Maturing May 14, 2022	42	40,881
David’s Bridal, Inc.
Term Loan, 11.00%, (3 mo. USD LIBOR + 10.00%, Floor 1.00%), 6.00% cash, 5.00% PIK, Maturing June 23, 2023	279	242,386
Term Loan, 7.00%, (3 mo. USD LIBOR + 6.00%, Floor 1.00%), Maturing June 30, 2023	323	242,977

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
Hoya Midco, LLC
Term Loan, 4.57%, (6 mo. USD LIBOR + 3.50%), Maturing June 30, 2024	1,963	$1,639,039
LSF9 Atlantis Holdings, LLC
Term Loan, 7.00%, (1 mo. USD LIBOR + 6.00%, Floor 1.00%), Maturing May 1, 2023	919	758,504
PetSmart, Inc.
Term Loan, 5.00%, (3 mo. USD LIBOR + 4.00%, Floor 1.00%), Maturing March 11, 2022	1,231	1,228,991
PFS Holding Corporation
Term Loan, 0.00%, Maturing January 31, 2021(7)	2,115	814,451
Pier 1 Imports (U.S.), Inc.
Term Loan, 0.00%, Maturing April 30, 2021(7)	496	111,628

		$8,418,375

Steel — 1.1%
Atkore International, Inc.
Term Loan, 3.75%, (3 mo. USD LIBOR + 2.75%, Floor 1.00%), Maturing December 22, 2023	1,274	$1,263,969
GrafTech Finance, Inc.
Term Loan, 4.50%, (1 mo. USD LIBOR + 3.50%, Floor 1.00%), Maturing February 12, 2025	2,178	2,126,637
Neenah Foundry Company
Term Loan, 6.73%, (2 mo. USD LIBOR + 6.50%), Maturing December 13, 2022	655	572,945
Phoenix Services International, LLC
Term Loan, 4.75%, (1 mo. USD LIBOR + 3.75%, Floor 1.00%), Maturing March 1, 2025	831	775,829
Zekelman Industries, Inc.
Term Loan, 2.18%, (1 mo. USD LIBOR + 2.00%), Maturing January 24, 2027	574	558,865

		$5,298,245

Surface Transport — 0.4%
Hertz Corporation (The)
Term Loan, 0.00%, Maturing June 30, 2023(7)	961	$913,291
Kenan Advantage Group, Inc.
Term Loan, 4.00%, (1 mo. USD LIBOR + 3.00%, Floor 1.00%), Maturing July 31, 2022	106	98,977
Term Loan, 4.00%, (1 mo. USD LIBOR + 3.00%, Floor 1.00%), Maturing July 31, 2022	350	325,480
XPO Logistics, Inc.
Term Loan, 2.16%, (1 mo. USD LIBOR + 2.00%), Maturing February 24, 2025	600	593,860

		$1,931,608

Telecommunications — 6.9%
CenturyLink, Inc.
Term Loan, 2.41%, (1 mo. USD LIBOR + 2.25%), Maturing March 15, 2027	6,816	$6,587,613
Colorado Buyer, Inc.
Term Loan, 4.00%, (1 mo. USD LIBOR + 3.00%, Floor 1.00%), Maturing May 1, 2024	1,580	1,209,661

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Digicel International Finance Limited
Term Loan, 4.25%, (6 mo. USD LIBOR + 3.25%), Maturing May 28, 2024		1,459	$1,259,548
eircom Finco S.a.r.l.
Term Loan, 3.25%, (1 mo. EURIBOR + 3.25%), Maturing May 15, 2026	EUR	1,540	1,778,600
Gamma Infrastructure III B.V.
Term Loan, 3.50%, (6 mo. EURIBOR + 3.50%), Maturing January 9, 2025	EUR	1,500	1,702,138
Global Eagle Entertainment, Inc.
DIP Loan, 11.25%, (1 mo. USD LIBOR + 10.00%, Floor 1.25%), Maturing January 22, 2021		442	435,181
Term Loan, 0.00%, Maturing January 6, 2023(7)		2,678	1,810,768
Intelsat Jackson Holdings S.A.
DIP Loan, 6.50%, (3 mo. USD LIBOR + 5.50%, Floor 1.00%), Maturing July 13, 2022(2)		1,022	1,040,841
Term Loan, 8.00%, (USD Prime + 4.75%), Maturing November 27, 2023		1,750	1,765,313
Term Loan, 8.75%, (USD Prime + 5.50%), Maturing January 2, 2024		1,700	1,714,875
IPC Corp.
Term Loan, 5.50%, (3 mo. USD LIBOR + 4.50%, Floor 1.00%), Maturing August 6, 2021(3)		1,127	778,091
Onvoy, LLC
Term Loan, 5.50%, (1 mo. USD LIBOR + 4.50%, Floor 1.00%), Maturing February 10, 2024		1,669	1,598,008
Plantronics, Inc.
Term Loan, 2.69%, (USD LIBOR + 2.50%), Maturing July 2, 2025(4)		1,192	1,112,532
Syniverse Holdings, Inc.
Term Loan, 6.00%, (3 mo. USD LIBOR + 5.00%, Floor 1.00%), Maturing March 9, 2023		953	760,067
T-Mobile USA, Inc.
Term Loan, 3.16%, (1 mo. USD LIBOR + 3.00%), Maturing April 1, 2027		2,900	2,913,668
Telesat Canada
Term Loan, 2.92%, (1 mo. USD LIBOR + 2.75%), Maturing December 7, 2026		1,318	1,281,708
Zayo Group Holdings, Inc.
Term Loan, 3.16%, (1 mo. USD LIBOR + 3.00%), Maturing March 9, 2027		2,419	2,356,952
Term Loan, 3.25%, (6 mo. EURIBOR + 3.25%), Maturing March 9, 2027	EUR	424	485,489
Ziggo Financing Partnership
Term Loan, 2.67%, (1 mo. USD LIBOR + 2.50%), Maturing April 30, 2028		3,475	3,347,402

			$33,938,455

Utilities — 1.5%
Brookfield WEC Holdings, Inc.
Term Loan, 3.75%, (1 mo. USD LIBOR + 3.00%, Floor 0.75%), Maturing August 1, 2025		1,670	$1,639,265
Calpine Construction Finance Company, L.P.
Term Loan, 2.16%, (1 mo. USD LIBOR + 2.00%), Maturing January 15, 2025		869	846,034
Calpine Corporation
Term Loan, 2.42%, (1 mo. USD LIBOR + 2.25%), Maturing January 15, 2024		3,016	2,960,636
Term Loan, 2.42%, (1 mo. USD LIBOR + 2.25%), Maturing April 5, 2026		866	848,925
Lightstone Holdco, LLC
Term Loan, 4.75%, (3 mo. USD LIBOR + 3.75%, Floor 1.00%), Maturing January 30, 2024		41	35,367
Term Loan, 4.75%, (3 mo. USD LIBOR + 3.75%, Floor 1.00%), Maturing January 30, 2024		732	627,051

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
Longview Power, LLC
Term Loan, 10.27%, (3 mo. USD LIBOR + 10.00%), Maturing July 30, 2025(3)	340	$272,244
USIC Holdings, Inc.
Term Loan, 4.25%, (1 mo. USD LIBOR + 3.25%, Floor 1.00%), Maturing December 8, 2023	196	188,685

		$7,418,207

Total Senior Floating-Rate Loans (identified cost $737,820,195)		$696,344,379

Corporate Bonds & Notes — 5.2%

Security	Principal Amount (000’s omitted)	Value
Aerospace and Defense — 0.2%
TransDigm, Inc.
6.50%, 7/15/24	477	$479,404
7.50%, 3/15/27	259	264,618

		$744,022

Automotive — 0.1%
Ford Motor Co.
9.00%, 4/22/25	137	$161,593
Navistar International Corp.
6.625%, 11/1/25(9)	294	302,116

		$463,709

Building and Development — 0.2%
Hillman Group, Inc. (The)
6.375%, 7/15/22(9)	36	$35,406
Reliance Intermediate Holdings, L.P.
6.50%, 4/1/23(9)	30	30,540
Standard Industries, Inc.
6.00%, 10/15/25(9)	50	52,229
5.00%, 2/15/27(9)	597	639,271
TRI Pointe Group, Inc./TRI Pointe Homes, Inc.
5.875%, 6/15/24	8	8,651

		$766,097

Business Equipment and Services — 0.6%
EIG Investors Corp.
10.875%, 2/1/24	875	$897,877
Prime Security Services Borrower, LLC/Prime Finance, Inc.
5.25%, 4/15/24(9)	700	754,324
5.75%, 4/15/26(9)	700	778,620
ServiceMaster Co., LLC (The)
7.45%, 8/15/27	394	425,445

		$2,856,266

Cable and Satellite Television — 0.3%
Altice France S.A.
8.125%, 2/1/27(9)	597	$667,956
CCO Holdings, LLC/CCO Holdings Capital Corp.
5.375%, 5/1/25(9)	65	67,201
5.75%, 2/15/26(9)	31	32,434

Security	Principal Amount (000’s omitted)	Value
CSC Holdings, LLC
5.875%, 9/15/22	15	$16,121
5.25%, 6/1/24	10	11,025
5.75%, 1/15/30 (9)	491	544,914
4.125%, 12/1/30(9)	200	210,950
DISH DBS Corp.
6.75%, 6/1/21	14	14,486
5.875%, 11/15/24	5	5,221
TEGNA, Inc.
5.00%, 9/15/29(9)	68	68,616

		$1,638,924

Conglomerates — 0.0%(6)
Spectrum Brands, Inc.
5.75%, 7/15/25	70	$72,275
5.00%, 10/1/29(9)	18	18,604

		$90,879

Consumer Products — 0.0%(6)
Central Garden & Pet Co.
6.125%, 11/15/23	25	$25,810

		$25,810

Containers and Glass Products — 0.2%
Berry Global, Inc.
6.00%, 10/15/22	12	$12,060
Reynolds Group Issuer, Inc./Reynolds Group Issuer, LLC
7.00%, 7/15/24(9)	875	892,500

		$904,560

Distribution & Wholesale — 0.0%(6)
Performance Food Group, Inc.
5.50%, 10/15/27(9)	63	$65,163

		$65,163

Diversified Financial Services — 0.0%(6)
GEMS MENASA Cayman, Ltd./GEMS Education Delaware, LLC
7.125%, 7/31/26(9)	221	$215,475

		$215,475

Drugs — 0.2%
AdaptHealth, LLC
6.125%, 8/1/28(9)	115	$120,135
Bausch Health Americas, Inc.
8.50%, 1/31/27(9)	128	142,594
Bausch Health Cos., Inc.
7.00%, 1/15/28(9)	687	748,273

		$1,011,002

Ecological Services and Equipment — 0.1%
Covanta Holding Corp.
5.875%, 3/1/24	25	$25,728
GFL Environmental, Inc.
8.50%, 5/1/27(9)	525	589,373

		$615,101

Security	Principal Amount (000’s omitted)	Value
Electronics/Electrical — 0.0%(6)
Sensata Technologies, Inc.
4.375%, 2/15/30(9)	42	$44,991

		$44,991

Entertainment — 0.0%(6)
Merlin Entertainments, Ltd.
5.75%, 6/15/26(9)	200	$190,712

		$190,712

Financial Intermediaries — 0.3%
Ford Motor Credit Co., LLC
5.125%, 6/16/25	457	$487,884
Icahn Enterprises, L.P./Icahn Enterprises Finance Corp.
6.25%, 2/1/22	18	18,298
6.25%, 5/15/26	597	632,289
JPMorgan Chase & Co.
Series S, 6.75% to 2/1/24(10)(11)	80	88,694
Navient Corp.
5.00%, 10/26/20	25	25,226

		$1,252,391

Food Products — 0.3%
Del Monte Foods, Inc.
11.875%, 5/15/25(9)	1,000	$1,069,375
JBS USA LUX S.A./JBS USA Food Co./JBS USA Finance, Inc.
5.50%, 1/15/30(9)	143	157,872

		$1,227,247

Food/Drug Retailers — 0.2%
Fresh Market, Inc. (The)
9.75%, 5/1/23(9)	1,175	$975,250

		$975,250

Health Care — 0.1%
Centene Corp.
4.75%, 5/15/22	14	$14,259
HCA, Inc.
5.875%, 2/15/26	17	19,916
Hologic, Inc.
4.375%, 10/15/25(9)	30	30,815
MPH Acquisition Holdings, LLC
7.125%, 6/1/24(9)	341	350,377
Tenet Healthcare Corp.
8.125%, 4/1/22	45	48,544

		$463,911

Insurance — 0.2%
AssuredPartners, Inc.
7.00%, 8/15/25(9)	875	$890,851

		$890,851

Security	Principal Amount (000’s omitted)	Value
Internet Software & Services — 0.1%
Netflix, Inc.
5.375%, 11/15/29(9)	220	$266,750
Riverbed Technology, Inc.
8.875%, 3/1/23(9)	29	17,907

		$284,657

Leisure Goods/Activities/Movies — 0.1%
Sabre GLBL, Inc.
5.375%, 4/15/23(9)	25	$24,596
Viking Cruises, Ltd.
6.25%, 5/15/25(9)	40	26,446
5.875%, 9/15/27(9)	784	516,950

		$567,992

Lodging and Casinos — 0.4%
Caesars Resort Collection, LLC/CRC Finco, Inc.
5.25%, 10/15/25(9)	597	$539,052
ESH Hospitality, Inc.
5.25%, 5/1/25(9)	17	17,390
MGM Growth Properties Operating Partnership, L.P./MGP Finance Co-Issuer, Inc.
5.625%, 5/1/24	10	10,876
MGM Resorts International
7.75%, 3/15/22	17	18,116
RHP Hotel Properties, L.P./RHP Finance Corp.
5.00%, 4/15/23	15	14,642
Stars Group Holdings B.V./Stars Group US Co-Borrower, LLC
7.00%, 7/15/26(9)	875	946,203
Wynn Las Vegas, LLC/Wynn Las Vegas Capital Corp.
5.25%, 5/15/27(9)	280	249,879

		$1,796,158

Nonferrous Metals/Minerals — 0.0%(6)
New Gold, Inc.
6.375%, 5/15/25(9)	136	$141,256

		$141,256

Oil and Gas — 0.6%
Centennial Resource Production, LLC
6.875%, 4/1/27(9)	875	$398,479
Energy Transfer Operating, L.P.
5.875%, 1/15/24	30	33,078
Neptune Energy Bondco PLC
6.625%, 5/15/25(9)	972	853,528
Newfield Exploration Co.
5.625%, 7/1/24	82	81,993
Precision Drilling Corp.
6.50%, 12/15/21	677	645,574
Seven Generations Energy, Ltd.
6.75%, 5/1/23(9)	30	30,709
6.875%, 6/30/23(9)	10	9,892
Tervita Corp.
7.625%, 12/1/21(9)	892	707,191

		$2,760,444

Security	Principal Amount (000’s omitted)	Value
Packaging & Containers — 0.1%
ARD Finance S.A.
6.50%, (6.50% cash or 7.25% PIK), 6/30/27(9)(12)	467	$478,091
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.
4.125%, 8/15/26(9)	200	207,810

		$685,901

Radio and Television — 0.2%
Diamond Sports Group, LLC/Diamond Sports Finance Co.
5.375%, 8/15/26(9)	111	$85,746
iHeartCommunications, Inc.
6.375%, 5/1/26	208	219,017
8.375%, 5/1/27	376	374,193
Nielsen Co. Luxembourg S.a.r.l. (The)
5.50%, 10/1/21(9)	24	24,158
Sirius XM Radio, Inc.
4.125%, 7/1/30(9)	83	87,694
Terrier Media Buyer, Inc.
8.875%, 12/15/27(9)	327	335,788

		$1,126,596

Software and Services — 0.0%(6)
IHS Markit, Ltd.
5.00%, 11/1/22(9)	60	$64,664

		$64,664

Steel — 0.2%
Allegheny Technologies, Inc.
7.875%, 8/15/23	972	$1,025,922

		$1,025,922

Surface Transport — 0.1%
DAE Funding, LLC
5.00%, 8/1/24(9)	612	$568,398
XPO Logistics, Inc.
6.50%, 6/15/22(9)	56	56,265

		$624,663

Telecommunications — 0.4%
CenturyLink, Inc.
6.75%, 12/1/23	40	$44,450
Connect Finco S.a.r.l./Connect US Finco, LLC
6.75%, 10/1/26(9)	250	256,738
Digicel International Finance, Ltd./Digicel Holdings Bermuda, Ltd.
8.75%, 5/25/24(9)	550	556,187
Intelsat Jackson Holdings S.A.
5.50%, 8/1/23	25	15,719
8.50%, 10/15/24(9)	305	202,063
Level 3 Financing, Inc.
5.375%, 1/15/24	25	25,519
Sprint Communications, Inc.
7.00%, 8/15/20	98	98,308
6.00%, 11/15/22	3	3,240

Security	Principal Amount (000’s omitted)	Value
Sprint Corp.
7.25%, 9/15/21	225	$238,219
7.625%, 2/15/25	223	271,267
T-Mobile USA, Inc.
6.375%, 3/1/25	35	35,964
6.50%, 1/15/26	110	116,094

		$1,863,768

Utilities — 0.0%(6)
Vistra Operations Co., LLC
5.00%, 7/31/27(9)	194	$207,289
4.30%, 7/15/29(9)	31	33,494

		$240,783

Total Corporate Bonds & Notes (identified cost $26,499,335)		$25,625,165

Asset-Backed Securities — 6.8%

Security	Principal Amount (000’s omitted)	Value
Allegany Park CLO, Ltd.
Series 2019-1A, Class E, 7.047%, (3 mo. USD LIBOR + 6.78%), 1/20/33(9)(13)	$700	$656,204
Ares LII CLO, Ltd.
Series 2019-52A, Class E, 6.808%, (3 mo. USD LIBOR + 6.55%), 4/22/31(9)(13)	750	687,408
Ares XXXIIR CLO, Ltd.
Series 2014-32RA, Class D, 6.242%, (3 mo. USD LIBOR + 5.85%), 5/15/30(9)(13)	2,000	1,728,465
Ares XXXIV CLO, Ltd.
Series 2015-2A, Class ER, 7.123%, (3 mo. USD LIBOR + 6.85%), 4/17/33(9)(13)	1,150	1,009,761
Bardot CLO, Ltd.
Series 2019-2A, Class E, 7.208%, (3 mo. USD LIBOR + 6.95%), 10/22/32(9)(13)	1,000	914,799
Benefit Street Partners CLO XIX, Ltd.
Series 2019-19A, Class E, 7.295%, (3 mo. USD LIBOR + 7.02%), 1/15/33(9)(13)	750	674,440
Benefit Street Partners CLO XVII, Ltd.
Series 2019-17A, Class E, 6.875%, (3 mo. USD LIBOR + 6.60%), 7/15/32(9)(13)	1,000	889,868
Benefit Street Partners CLO XVIII, Ltd.
Series 2019-18A, Class E, 7.175%, (3 mo. USD LIBOR + 6.90%), 10/15/32(9)(13)	1,000	937,388
BlueMountain CLO XXV, Ltd.
Series 2019-25A, Class E, 6.975%, (3 mo. USD LIBOR + 6.70%), 7/15/32(9)(13)	1,000	897,750
BlueMountain CLO XXVI, Ltd.
Series 2019-26A, Class E, 7.972%, (3 mo. USD LIBOR + 7.70%), 10/20/32(9)(13)	1,500	1,429,761
Canyon Capital CLO, Ltd.
Series 2019-2A, Class E, 7.425%, (3 mo. USD LIBOR + 7.15%), 10/15/32(9)(13)	400	373,922
Carlyle C17 CLO, Ltd.
Series 2012-3A, Class DR2, 6.768%, (3 mo. USD LIBOR + 6.50%), 1/14/32(9)(13)	1,200	855,118
Carlyle Global Market Strategies CLO, Ltd.
Series 2015-5A, Class DR, 6.972%, (3 mo. USD LIBOR + 6.70%), 1/20/32(9)(13)	500	385,635
Cedar Funding X CLO, Ltd.
Series 2019-10A, Class E, 7.272%, (3 mo. USD LIBOR + 7.00%), 10/20/32(9)(13)	1,000	914,697
Dryden Senior Loan Fund
Series 2015-40A, Class ER, 6.142%, (3 mo. USD LIBOR + 5.75%), 8/15/31(9)(13)	1,000	867,869

Security	Principal Amount (000’s omitted)	Value
Fort Washington CLO, Ltd.
Series 2019-1A, Class E, 7.522%, (3 mo. USD LIBOR + 7.25%), 10/20/32(9)(13)	$1,000	$882,583
Galaxy XV CLO, Ltd.
Series 2013-15A, Class ER, 6.92%, (3 mo. USD LIBOR + 6.65%), 10/15/30(9)(13)	1,000	855,762
Galaxy XXI CLO, Ltd.
Series 2015-21A, Class ER, 5.522%, (3 mo. USD LIBOR + 5.25%), 4/20/31(9)(13)	1,000	792,778
Galaxy XXV CLO, Ltd.
Series 2018-25A, Class E, 6.195%, (3 mo. USD LIBOR + 5.95%), 10/25/31(9)(13)	250	214,082
Golub Capital Partners CLO 23M, Ltd.
Series 2015-23A, Class ER, 6.022%, (3 mo. USD LIBOR + 5.75%), 1/20/31(9)(13)	1,200	882,209
Harriman Park CLO, Ltd.
Series 2020-1A, Class E, 8.045%, (3 mo. USD LIBOR + 6.91%), 4/20/31(9)(13)	1,100	1,033,765
Kayne CLO 5, Ltd.
Series 2019-5A, Class E, 6.964%, (3 mo. USD LIBOR + 6.70%), 7/24/32(9)(13)	1,000	936,316
Kayne CLO 7, Ltd.
Series 2020-7A, Class E, 7.907%, (3 mo. USD LIBOR + 6.50%), 4/17/33(9)(13)	1,150	1,088,471
Madison Park Funding XXXVI, Ltd.
Series 2019-36A, Class E, 7.525%, (3 mo. USD LIBOR + 7.25%), 1/15/33(9)(13)	500	480,024
Madison Park Funding XXXVII, Ltd.
Series 2019-37A, Class E, 6.825%, (3 mo. USD LIBOR + 6.55%), 7/15/32(9)(13)	1,000	924,077
Neuberger Berman Loan Advisers CLO 31, Ltd.
Series 2019-31A, Class E, 7.022%, (3 mo. USD LIBOR + 6.75%), 4/20/31(9)(13)	600	561,137
Neuberger Berman Loan Advisers CLO 33, Ltd.
Series 2019-33A, Class E, 7.071%, (3 mo. USD LIBOR + 6.80%), 10/16/32(9)(13)	1,000	940,691
Oaktree CLO, Ltd.
Series 2019-3A, Class E, 7.042%, (3 mo. USD LIBOR + 6.77%), 7/20/31(9)(13)	1,000	832,007
Palmer Square CLO, Ltd.
Series 2013-2A, Class DRR, 6.123%, (3 mo. USD LIBOR + 5.85%), 10/17/31(9)(13)	900	792,558
Series 2019-1A, Class D, 7.424%, (3 mo. USD LIBOR + 7.00%), 11/14/32(9)(13)	1,000	949,577
Regatta XII Funding, Ltd.
Series 2019-1A, Class E, 7.125%, (3 mo. USD LIBOR + 6.85%), 10/15/32(9)(13)	500	458,756
Regatta XIV Funding, Ltd.
Series 2018-3A, Class E, 6.195%, (3 mo. USD LIBOR + 5.95%), 10/25/31(9)(13)	700	594,034
Regatta XVI Funding, Ltd.
Series 2019-2A, Class E, 7.275%, (3 mo. USD LIBOR + 7.00%), 1/15/33(9)(13)	750	711,413
Southwick Park CLO, LLC
Series 2019-4A, Class E, 6.972%, (3 mo. USD LIBOR + 6.70%), 7/20/32(9)(13)	2,000	1,857,895
Vibrant CLO X, Ltd.
Series 2018-10A, Class D, 6.462%, (3 mo. USD LIBOR + 6.19%), 10/20/31(9)(13)	775	598,498
Vibrant CLO XI, Ltd.
Series 2019-11A, Class D, 7.042%, (3 mo. USD LIBOR + 6.77%), 7/20/32(9)(13)	1,000	828,762
Voya CLO, Ltd.
Series 2013-1A, Class DR, 6.755%, (3 mo. USD LIBOR + 6.48%), 10/15/30(9)(13)	2,000	1,603,299
Wellfleet CLO, Ltd.
Series 2020-1A, Class D, 8.422%, (3 mo. USD LIBOR + 7.24%), 4/15/33(9)(13)	1,150	1,070,052

Total Asset-Backed Securities (identified cost $36,997,242)		$33,111,831

Common Stocks — 1.3%

Security	Shares	Value
Aerospace and Defense — 0.2%
IAP Global Services, LLC(3)(14)(15)	55	$840,587

		$840,587

Automotive — 0.0%(6)
Dayco Products, LLC(14)(15)	18,702	$140,265

		$140,265

Business Equipment and Services — 0.0%(6)
Crossmark Holdings, Inc.(14)(15)	2,801	$161,057

		$161,057

Chemicals and Plastics — 0.1%
Hexion Holdings Corp., Class B(14)(15)	38,940	$258,951

		$258,951

Electric Utilities — 0.1%
Longview Intermediate Holdings, LLC(3)(14)(15)	85,076	$694,222

		$694,222

Electronics/Electrical — 0.0%(6)
Answers Corp.(3)(14)(15)	93,678	$173,304

		$173,304

Oil and Gas — 0.3%
AFG Holdings, Inc.(3)(14)(15)	29,086	$571,249
Fieldwood Energy, Inc.(14)(15)	19,189	1,919
McDermott International, Inc.(14)(15)	146,105	518,673
Nine Point Energy Holdings, Inc.(3)(15)(16)	758	0
RDV Resources, Inc., Class A(3)(14)(15)	28,179	0
Samson Resources II, LLC, Class A(3)(14)	44,102	286,663
Sunrise Oil & Gas, Inc., Class A(14)(15)	11,735	82,145

		$1,460,649

Publishing — 0.4%
ION Media Networks, Inc.(3)(14)	3,990	$1,700,219
Tweddle Group, Inc.(3)(14)(15)	1,778	5,458

		$1,705,677

Radio and Television — 0.1%
Clear Channel Outdoor Holdings, Inc.(14)(15)	86,335	$79,126
Cumulus Media, Inc., Class A(14)(15)	38,163	149,981
iHeartMedia, Inc., Class A(14)(15)	36,714	306,929

		$536,036

Retailers (Except Food and Drug) — 0.1%
David’s Bridal, LLC(3)(14)(15)	22,476	$209,027

		$209,027

Total Common Stocks (identified cost $7,844,386)		$6,179,775

Convertible Preferred Stocks — 0.0%

Security	Shares	Value
Oil and Gas — 0.0%
Nine Point Energy Holdings, Inc., Series A, 12.00%(3)(15)(16)	14	$0

Total Convertible Preferred Stocks (identified cost $14,000)		$0

Preferred Stocks — 0.1%

Security	Shares	Value
Financial Services — 0.0%(6)
DBI Investors, Inc., Series A-1(3)(14)	1,063	$85,391

		$85,391

Retailers (Except Food and Drug) — 0.1%
David’s Bridal, LLC, Series A, 8.00% (PIK)(3)(14)(15)	625	$50,000
David’s Bridal, LLC, Series B, 10.00% (PIK)(3)(14)(15)	2,548	206,286

		$256,286

Total Preferred Stocks (identified cost $206,286)		$341,677

Closed-End Funds — 1.7%

Security	Shares	Value
BlackRock Floating Rate Income Strategies Fund, Inc.	99,936	$1,142,268
Invesco Senior Income Trust	361,124	1,278,379
Nuveen Credit Strategies Income Fund	365,228	2,147,541
Nuveen Floating Rate Income Fund	148,079	1,189,074
Nuveen Floating Rate Income Opportunity Fund	103,281	823,150
Voya Prime Rate Trust	396,676	1,733,474

Total Closed-End Funds (identified cost $11,583,774)		$8,313,886

Warrants — 0.0%

Security	Shares	Value
Retailers (Except Food and Drug) — 0.0%
David’s Bridal, LLC, Exp. 11/26/22(3)(14)(15)	4,339	$0

Total Warrants (identified cost $0)		$0

Miscellaneous — 0.0%(6)

Security	Shares	Value
Oil and Gas — 0.0%(6)
Paragon Offshore Finance Company, Class A(14)(15)	1,527	$458
Paragon Offshore Finance Company, Class B(14)(15)	764	9,359

Total Miscellaneous (identified cost $16,616)		$9,817

Short-Term Investments — 1.4%

Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 0.22%(17)	7,035,960	$7,035,256

Total Short-Term Investments (identified cost $7,035,256)		$7,035,256

Total Investments — 158.8% (identified cost $828,017,090)		$776,961,786

Less Unfunded Loan Commitments — (0.2)%		$(1,222,940)

Net Investments — 158.6% (identified cost $826,794,150)		$775,738,846

Other Assets, Less Liabilities — (43.1)%		$(210,687,629)

Auction Preferred Shares Plus Cumulative Unpaid Dividends — (15.5)%		$(75,800,000)

Net Assets Applicable to Common Shares — 100.0%		$489,251,217

The percentage shown for each investment category in the Portfolio of Investments is based on net assets applicable to common shares.

*	In U.S. dollars unless otherwise indicated.

(1)

Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are redetermined periodically by reference to a base lending rate, plus a spread. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”). Base lending rates may be subject to a floor, or minimum rate.

(2)

Unfunded or partially unfunded loan commitments. The Trust may enter into certain loan agreements all or a portion of which may be unfunded. The Trust is obligated to fund these commitments at the borrower’s discretion. The stated interest rate reflects the weighted average of the reference rate and spread for the funded portion, if any, and the commitment fees on the portion of the loan that is unfunded. At July 31, 2020, the total value of unfunded loan commitments is $1,202,824.

(3)	For fair value measurement disclosure purposes, security is categorized as Level 3.

(4)

The stated interest rate represents the weighted average interest rate at July 31, 2020 of contracts within the senior loan facility. Interest rates on contracts are primarily redetermined either weekly, monthly or quarterly by reference to the indicated base lending rate and spread and the reset period.

(5)	This Senior Loan will settle after July 31, 2020, at which time the interest rate will be determined.

(6)	Amount is less than 0.05%.

(7)	Issuer is in default with respect to interest and/or principal payments. For a variable rate security, interest rate has been adjusted to reflect non-accrual status.

(8)	Fixed-rate loan.

(9)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At July 31, 2020, the aggregate value of these securities is $51,709,381 or 10.6% of the Trust’s net assets applicable to common shares.

(10)	Perpetual security with no stated maturity date but may be subject to calls by the issuer.

(11)	Security converts to variable rate after the indicated fixed-rate coupon period.

(12)	Represents a payment-in-kind security which may pay interest in additional principal at the issuer’s discretion.

(13)	Variable rate security. The stated interest rate represents the rate in effect at July 31, 2020.

(14)	Security was acquired in connection with a restructuring of a Senior Loan and may be subject to restrictions on resale.

(15)	Non-income producing security.

(16)	Restricted security.

(17)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of July 31, 2020.

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	16,504,794	EUR	14,684,870	Standard Chartered Bank	8/4/20	$—	$(793,258)
GBP	215,476	USD	266,348	State Street Bank and Trust Company	8/28/20	15,747	—
USD	36,179	GBP	28,660	Standard Chartered Bank	8/28/20	—	(1,341)
USD	39,466	GBP	31,515	State Street Bank and Trust Company	8/28/20	—	(1,792)
USD	54,875	GBP	43,965	State Street Bank and Trust Company	8/28/20	—	(2,683)
USD	1,304,944	GBP	1,065,862	State Street Bank and Trust Company	8/28/20	—	(90,451)
USD	622,939	EUR	537,625	HSBC Bank USA, N.A.	8/31/20	—	(10,717)
USD	17,549,706	EUR	15,944,862	HSBC Bank USA, N.A.	8/31/20	—	(1,243,237)
USD	773,252	EUR	679,000	JPMorgan Chase Bank, N.A.	8/31/20	—	(27,031)
USD	17,375,227	EUR	14,684,870	Standard Chartered Bank	9/2/20	66,601	—
USD	15,653,353	EUR	13,335,406	Goldman Sachs International	9/30/20	—	(74,201)

						$82,348	$(2,244,711)

Abbreviations:

DIP	-	Debtor In Possession

EURIBOR	-	Euro Interbank Offered Rate

LIBOR	-	London Interbank Offered Rate

PIK	-	Payment In Kind

Currency Abbreviations:

EUR	-	Euro

GBP	-	British Pound Sterling

USD	-	United States Dollar

Restricted Securities

At July 31, 2020, the Trust owned the following securities (representing 0.00% of net assets applicable to common shares) which were restricted as to public resale and not registered under the Securities Act of 1933 (excluding Rule 144A securities). The Trust has various registration rights (exercisable under a variety of circumstances) with respect to these securities. The value of these securities is determined based on valuations provided by brokers when available, or if not available, they are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

Description	Date of Acquisition	Shares	Cost	Value
Common Stocks
Nine Point Energy Holdings, Inc.	7/15/14	758	$34,721	$0
Convertible Preferred Stocks
Nine Point Energy Holdings, Inc., Series A, 12.00%	5/26/17	14	$14,000	$0

Total Restricted Securities			$48,721	$0

At July 31, 2020, the Trust had sufficient cash and/or securities to cover commitments under open derivative contracts.

The Trust is subject to foreign exchange risk in the normal course of pursuing its investment objectives. Because the Trust holds foreign currency denominated investments, the value of these investments and related receivables and payables may change due to future changes in foreign currency exchange rates. To hedge against this risk, the Trust enters into forward foreign currency exchange contracts.

At July 31, 2020, the value of the Trust’s investment in affiliated funds was $7,035,256, which represents 1.4% of the Trust’s net assets applicable to common shares. Transactions in affiliated funds by the Trust for the fiscal year to date ended July 31, 2020 were as follows:

Name of affiliated fund	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Units, end of period
Short-Term Investments
Eaton Vance Cash Reserves Fund, LLC	$12,482,152	$171,329,263	$(176,777,737)	$2,426	$(848)	$7,035,256	$92,818	7,035,960

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At July 31, 2020, the hierarchy of inputs used in valuing the Trust’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3*	Total
Senior Floating-Rate Loans (Less Unfunded Loan Commitments)	$—	$693,359,161	$1,762,278	$695,121,439
Corporate Bonds & Notes	—	25,625,165	—	25,625,165
Asset-Backed Securities	—	33,111,831	—	33,111,831
Common Stocks	1,313,660	385,386	4,480,729	6,179,775
Convertible Preferred Stocks	—	—	0	0
Preferred Stocks	—	—	341,677	341,677
Closed-End Funds	8,313,886	—	—	8,313,886
Warrants	—	—	0	0
Miscellaneous	—	9,817	—	9,817
Short-Term Investments	—	7,035,256	—	7,035,256
Total Investments	$9,627,546	$759,526,616	$6,584,684	$775,738,846
Forward Foreign Currency Exchange Contracts	$—	$82,348	$—	$82,348
Total	$9,627,546	$759,608,964	$6,584,684	$775,821,194

Liability Description
Forward Foreign Currency Exchange Contracts	$—	$(2,244,711)	$—	$(2,244,711)
Total	$—	$(2,244,711)	$—	$(2,244,711)

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Trust.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended July 31, 2020 is not presented.

For information on the Trust’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Trust’s most recent financial statements included in its semiannual or annual report to shareholders.